1933 Act No. 333-37453
                                                          1940 Act No. 811-08413

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [ ]
    Pre-Effective Amendment No.                                           [ ]
    Post-Effective Amendment No. 64                                       [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           [ ]
     Amendment No. 65                                                     [X]


                             EVERGREEN EQUITY TRUST
               (Exact Name of Registrant as Specified in Charter)

              200 Berkeley Street, Boston, Massachusetts 02116-5034
                    (Address of Principal Executive Offices)

                                 (617) 210-3200
                         (Registrant's Telephone Number)

                          The Corporation Trust Company
                              1209 Orange Street
                           Wilmington, Delaware 19801
                     (Name and Address of Agent for Service)


It is proposed  that this filing will become  effective:
[ ] immediately upon filing  pursuant to paragraph (b)
[X] on October 7, 2003 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
[ ]  60 days after filing pursuant to paragraph (a)(1)
[ ]  on (date) pursuant to paragraph (a)(1)

                             EVERGREEN EQUITY TRUST

                                   CONTENTS OF
                         POST-EFFECTIVE AMENDMENT NO. 64
                                       to
                             REGISTRATION STATEMENT

     This Post-Effective Amendment No. 64 to Registrant's Registration Statement No. 333-37453/811-08413 consists of the following pages, items of information and documents, together with the exhibits indicated in Part C as being filed herewith:

                                The Facing Sheet

                               The Contents Page

                                     PART A
                                     ------
  Prospectuses for Class R shares for each of Evergreen Asset Allocation Fund,
        Evergreen Equity Income Fund, Evergreen Omega Fund and Evergreen
             Special Values Fund, as supplemented from time to time,
                              is contained herein.

     Prospectus for Class I shares of Evergreen Market Index Fund, Evergreen
       Market Index Growth Fund and Evergreen Market Index Value Fund, as
           supplemented from time to time, contained in Post-Effective
       Amendment No. 63 to Registration Statement No. 333-37453/811-08413
           filed on September 29, 2003 is incorporated by reference.


Prospectus for Classes A, B, C and I shares of Evergreen Asset Allocation Fund, as supplemented from time to time, contained in Post-
  Effective Amendment No. 61 to Registration Statement No. 333-37453/811-08413
               filed on July 29, 2003 is incorporated by reference.

   Prospectus for Classes A, B, C and I shares of Evergreen Balanced Fund and Evergreen Foundation Fund, as supplemented from time to time, contained in Post-
  Effective Amendment No. 61 to Registration Statement No. 333-37453/811-08413
              filed on July 29, 2003 is incorporated by reference.

    Prospectus for Classes A, B, C and I shares of Evergreen Large Cap Value
           Fund, as supplemented from time to time, contained in Post-Effective Amendment No. 60 to Registration Statement No. 333-37453/811-08413
               filed on June 27, 2003 is incorporated by reference.

       Prospectuses for Classes A, B, C and I shares of Evergreen Merger & Acquisition Fund, Evergreen Mid Cap Value Fund and Evergreen Small Cap Value
            Fund II, as supplemented from time to time, contained in Post-Effective Amendment No. 59 to Registration Statement No.
    333-37453/811-08413 filed on April 25, 2003 is incorporated by reference.

   Prospectus for Classes A, B, C and I shares of Evergreen Health Care Fund, Evergreen Technology Fund and Evergreen Utility and Telecommunications Fund, as
      supplemented from time to time, contained in Post-Effective Amendment
        No. 56 to Registration Statement No. 333-37453/811-08413 filed on
                 February 27, 2003 is incorporated by reference.

  Prospectus for Classes A, B, C and I shares of Evergreen Tax Strategic Equity
      Fund and Tax Strategic Foundation Fund, as supplemented from time to time, contained in Post-Effective Amendment No. 55 to Registration Statement
              No. 333-37453/811-08413 filed on February 26, 2003 is
                           incorporated by reference.

       Prospectus for Classes A, B, C and I shares of Evergreen Aggressive Growth Fund, Evergreen Capital Growth Fund, Evergreen Emerging Growth Fund,
      Evergreen Fund, Evergreen Growth Fund, Evergreen Large Company Growth Fund, Evergreen Masters Fund, Evergreen Omega Fund, Evergreen Premier 20 Fund, Evergreen Stock Selector Fund and Evergreen Tax Strategic Equity Fund, as
                    supplemented from time to time, contained in Post-Effective Amendment No. 54 to Registration Statement
No. 333-37453/811-08413 filed on January 28, 2003 is incorporated by reference.

       Prospectus for Class IS shares of Evergreen Stock Selector Fund, as supplemented from time to time,
     contained in Post-Effective Amendment No. 54 to Registration Statement
No. 333-37453/811-08413 filed on January 28, 2003 is incorporated by reference.

        Prospectus for Classes A, B, C and I shares of Evergreen Blue Chip Fund, Evergreen Equity Income Fund, Evergreen Growth and Income Fund, Evergreen Small
   Cap Value Fund, Evergreen Special Values Fund and Evergreen Value Fund, as
                 supplemented from time to time, contained in Post-Effective Amendment No. 51 to Registration Statement 333-37453/811-08413
            filed on November 25, 2002 is incorporated by reference.

 Prospectus for Class IS shares of Evergreen Equity Index Fund, Evergreen Small
              Cap Value Fund and Evergreen Strategic Value Fund, as
                  supplemented from time to time, contained in Post-Effective Amendment No. 51 to Registration Statement 333-37453/811-08413
            filed on November 25, 2002 is incorporated by reference.

       Prospectus for Classes A, B, C and I shares of Evergreen Principal Protection Fund contained in Post-Effective Amendment No. 39 to Registration
    Statement No. 333-37453/811-08413 filed on June 19, 2002, and as amended pursuant to Post-Effective Amendment No. 47 filed on September 16, 2002, is incorporated by reference.


                                     PART B
                                     ------

             Supplement to the Statements of Additional Information
       for Evergreen Asset Allocation Fund, Evergreen Equity Income Fund,
             Evergreen Omega Fund and Evergreen Special Values Fund
                         contained is contained herein.

      Statement of Additional Information for Evergreen Market Index Fund,
             Evergreen Market Index Growth Fund and Evergreen Market
        Index Value Fund, as supplemented from time to time, contained in
         Post-Effective Amendment No. 63 to Registration Statement No.
 333-37453/811-08413 filed on September 29, 2003 is incorporated by reference.


    Statement of Additional Information for Evergreen Asset Allocation Fund, Evergreen Balanced Fund and Evergreen Foundation Fund, as supplemented from time to time, contained in Post- Effective Amendment No. 61 to Registration
          Statement No. 333-37453/811-08413 filed on July 29, 2003 is incorporated by reference.

   Statement of Additional Information for Evergreen Large Cap Value Fund, as
         supplemented from time to time, contained in Post-Effective Amendment No. 60 to Registration Statement No. 333-37453/811-08413 filed on
                  June 27, 2003 is incorporated by reference.

             Statements of Additional Information for Evergreen Merger & Acquisition Fund, Evergreen Mid Cap Value Fund and Evergreen Small Cap Value
                   Fund II as supplemented from time to time,
                     contained in Post-Effective Amendment
        No. 59 to Registration Statement No. 333-37453/811-08413 filed on
                 April 25, 2003 is incorporated by reference.

       Statement of Additional Information for Evergreen Health Care Fund,
                 Evergreen Technology Fund and Evergreen Utility
        and Telecommunications Fund, as supplemented from time to time, contained in Post-Effective Amendment
        No. 56 to Registration Statement No. 333-37453/811-08413 filed on
                 February 27, 2003 is incorporated by reference.

Statement of Additional Information for Evergreen Tax Strategic Equity Fund and
       Evergreen Tax Strategic Foundation Fund, as supplemented from time to time, in Post-Effective Amendment No. 55 to Registration Statement No.
  333-37453/811-08413 filed on February 26, 2003 is incorporated by reference.

    Statement of Additional Information for Evergreen Aggressive Growth Fund, Evergreen Capital Growth Fund, Evergreen Emerging Growth Fund, Evergreen Fund,
  Evergreen Growth Fund, Evergreen Large Company Growth Fund, Evergreen Masters
    Fund, Evergreen Omega Fund, Evergreen Premier 20 Fund and Evergreen Stock
        Selector Fund, as supplemented from time to time, contained in
                       Post-Effective Amendment No. 54 to
   Registration Statement No. 333-37453/811-08413 filed on January 28, 2003 is incorporated by reference.

   Statement of Additional Information for Evergreen Blue Chip Fund, Evergreen
      Equity Income Fund, Evergreen Growth and Income Fund, Evergreen Small Cap Value Fund, Evergreen Special Values Fund and Evergreen Value Fund, as
                         supplemented from time to time,
         is contained in Post-Effective Amendment No. 51 to Registration
            Statement 333-37453/811-08413 filed on November 25, 2002
                          is incorporated by reference.

    Statement of Additional Information for Evergreen Principal Protection Fund contained in Post-Effective Amendment No. 39 to Registration Statement No.
      333-37453/811-08413 filed June 19, 2002, and as amended pursuant to Post-Effective Amendment No. 47 filed on September 16, 2002, is incorporated by reference.



                                     PART C
                                     ------

                                    Exhibits

                                 Indemnification

              Business and Other Connections of Investment Adviser

                             Principal Underwriter

                        Location of Accounts and Records

                                  Undertakings

                                   Signatures

                             EVERGREEN EQUITY TRUST

                                     PART A

                                   PROSPECTUS

                            DOMESTIC EQUITY FUNDS II

                         EVERGREEN ASSET ALLOCATION FUND

                                                Prospectus, October 7, 2003
Evergreen Balanced Funds


Evergreen Asset Allocation Fund

Class R


Class R shares are only available to participants in certain retirement plans.


The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                               TABLE OF CONTENTS

FUND RISK/RETURN SUMMARY:

Overview of Fund Risks.............................................2
Evergreen Asset Allocation Fund....................................4

GENERAL INFORMATION:

The Fund's Investment Advisor......................................6
The Fund's Sub-Advisor.............................................6
The Fund's Portfolio Managers......................................6
Calculating the Share Price........................................6
How to Choose an Evergreen Fund....................................6
How to Buy and Redeem Shares.......................................7
Other Services.....................................................7
Distributions and Taxes............................................7
Fees and Expenses of the Fund......................................7
Other Fund Practices...............................................9
Descriptions of Underlying Funds...................................9
Index Descriptions.................................................15

In general, the Fund offered in this prospectus is a fund-of-funds which seeks to provide investors with total return by investing in shares of Grantham, Mayo, Van Otterloo & Co. LLC (GMO)-managed mutual funds rather than individual securities. The Fund allocates its investments among GMO-managed mutual funds investing in both U.S. and foreign equity and debt securities.

Fund Summary Key
The Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL
What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY
How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS
What are the specific risks for an investor in the Fund?

PERFORMANCE
How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES
How much does it cost to invest in the Fund?

                             Overview of Fund Risks

Evergreen Asset Allocation Fund

typically relies on a combination of the following strategies:

o investing in U.S. and foreign equity and debt securities by buying shares of GMO-managed mutual funds ("underlying funds");

o shifting the proportions it holds in underlying funds depending upon the current value assessment of the global marketplace; and

o rebalancing opportunistically when the investment outlook has changed, when cash flows occur, or when there has been a significant change in market valuation levels.

The underlying funds in which the Fund may invest include:


U.S. Equity Funds
o U.S. Core Fund
o Value Fund
o Intrinsic Value Fund
o Growth Fund
o Real Estate Fund
o Small Cap Value Fund
o Small Cap Growth Fund

Fixed Income Funds
o Domestic Bond Fund
o Core Plus Bond Fund
o International Bond Fund
o Currency Hedged International Bond Fund
o Global Bond Fund
o Short-Duration Investment Fund
o Global Hedged Equity Fund
o Inflation Indexed Bond Fund
o Alpha LIBOR Fund
o Emerging Country Debt Fund

International Equity Funds
o International Disciplined Equity Fund
o International Intrinsic Value Fund
o International Growth Fund
o Currency Hedged International Equity Fund
o Foreign Fund
o Foreign Small Companies Fund
o International Small Companies Fund
o Emerging Markets Fund
o Asia Fund
o Emerging Countries Fund


may be appropriate for investors who:

o are seeking a diversified long-term investment offering both current income and the potential for capital growth.

Following this overview, you will find information on the Fund's specific investment strategies and risks.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategies and investment goals and, if employed, could result in a lower return and potential loss of market opportunity.

Risk Factors For All Mutual Funds Please remember that an investment in a mutual fund is:

o    not guaranteed to achieve its investment goal;
o    not a deposit with a bank;
o    not insured,  endorsed or guaranteed by the FDIC or any government  agency;
     and
o subject to investment risks, including possible loss of your original investment.

Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money.

The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Stock Market Risk
Your investment in a Fund will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, equity securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the dividend yield, total return earned on and the value of your investment would likely decline. Even if general economic conditions do not change, the dividend yield, total return earned on and the value of your investment could decline if the particular industries, companies or sectors in which a Fund invests do not perform well.

Interest Rate Risk
When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of your investment may decline. If interest rates go down, interest earned by a Fund on its debt investments may also decline, which could cause a Fund to reduce the dividends it pays. The longer the term of a debt security held by a Fund, the more a Fund is subject to interest rate risk.

Market Capitalization Risk
Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small and medium capitalization companies may decline significantly in market downturns.

Foreign Investment Risk
Since the Fund invests in non-U.S. securities, it is exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value of, dividend yield and total return earned on your investment. In addition, if the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the value of, dividend yield and total return earned on your investment in the Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

Credit Risk
The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund invests in debt securities, the value of your investment may decline if an issuer fails to pay an obligation on a timely basis. The Fund may also be subject to credit risk to the extent it engages in transactions, such as repurchase agreements or dollar rolls, which involve a promise by a third party to honor an obligation to the Fund. Such third party may be unwilling or unable to honor its financial obligations.

Investment Style Risk
Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different style. A Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value-oriented funds will typically underperform when growth investing is in favor.

Emerging Market Risk
An emerging market is any country considered to be emerging or developing, has a relatively low per capita gross national product, but the potential for rapid growth (which can lead to instability). A Fund's investment in securities of companies located in emerging countries could expose it to certain risks. Emerging countries may rely on international trade and could be adversely affected by the economic conditions in the countries with which they trade.
There is also a possibility of a change in the political climate, nationalization, diplomatic developments (including war), and social instability. Such countries may experience high levels of inflation or deflation and currency devaluation. Investments in emerging markets are considered to be speculative.

Derivatives Risk
The Fund may use derivatives, which are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may relate to stocks, bonds, interest rates, currency, or currency exchange rates, commodities, and related indexes. The use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, including market risk, liquidity risk and the credit risk of the counterparty to the derivatives contract. Since their value is calculated and derived from the value of other assets, instruments or references, there is greater risk that derivatives will be improperly valued. Derivatives also involve the risk that changes in the value of the derivative may not correlate perfectly with relevant assets, rates or indexes they are designed to hedge or to closely track. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.
The use of derivatives may also increase the amount of taxed payable by shareholders.

Leverage Risk
A Fund's portfolio may be leveraged if it temporarily borrows money to meet redemption requests and/or to settle investment transactions. A Fund may also enter into reverse repurchase agreements and invest in other derivatives, which may result in leverage. Leverage may disproportionately increase a Fund's portfolio losses and reduce opportunities for gain when interest rates, stock prices or currency rates are changing.

Evergreen Asset Allocation Fund

FUND FACTS:

Goal:
o  Total Return

Principal Investment:
o GMO-Managed Mutual Funds which Invest in U.S. and Foreign Equity and Debt Securities

Class of Shares Offered in this Prospectus:
o  Class R

Investment Advisor:
o    Evergreen Investment Management Company, LLC

Sub-Advisor:
o  Grantham, Mayo, Van Otterloo & Co. LLC

Portfolio Manager:
o  By Team

Dividend Payment Schedule:
o  Annually

INVESTMENT GOAL

The Fund seeks total return.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund seeks total return greater than the GMO Global Balanced Index, a composite benchmark computed by GMO. It consists of (1) 48.75% S&P 500 Index;
(2) 16.25% MSCI ACWI (All Country World Index) Free ex-U.S. Index; and (3) 35% Lehman Brothers Aggregate Bond Index. The Fund invests in GMO-managed mutual funds that invest in U.S. and foreign equity and debt securities ("underlying funds"). The Fund will typically be nearly fully exposed to equity and fixed income securities through investment in the underlying funds. The underlying funds the Fund invests in primarily consist of GMO International Equity Funds, GMO Fixed Income Funds and GMO U.S. Equity Funds, all offered through separate prospectuses. For more information regarding the underlying funds offered through separate prospectuses, see "Description of Underlying Funds" at the back of this prospectus.

Depending upon the current valuation assessment of the global marketplace, the Fund may own different proportions of underlying funds at different times. The Fund rebalances opportunistically when the investment outlook has changed, when cash flows occur, or when there has been a significant change in market valuation levels. However, under normal market conditions, at least 25% of the Fund will be invested in debt securities through its investments in the underlying funds.

The portfolio managers consider various factors in determining what underlying funds to invest in. The portfolio managers use a strategic methodology which calculates optimal allocations based on long-term forecasts of relative value and risk among the major asset classes. This process analyzes country, sector, and individual security levels based on factors/characteristics such as aggregated price/book, dividend yield, cash earnings, price/earnings, inflation and interest rates. Once these return and risk forecasts have been developed for each country, a similar process is run at the individual security level. This forecasted return and risk information is then adjusted to incorporate the expected value-added for each of the underlying funds which are used to implement the asset allocation portfolio. The expected value-added for each fund is determined by assessing the fund's historical ability to add value as well as the efficiency of a given asset class.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:

o Stock Market Risk
o Interest Rate Risk
o Market Capitalization Risk
o Foreign Investment Risk
o Credit Risk
o Investment Style Risk
o Emerging Market Risk
o Derivatives Risk
o Leverage Risk

In addition, the Fund is subject to fund-of-funds risk. The Fund is exposed to the risk that one or more underlying funds will not perform as expected or will underperform other similar funds. In addition, the Fund will indirectly be exposed to all of the risks of an investment in the underlying funds. The Fund will indirectly bear a proportionate share of the total fund operating expenses (including investment management, shareholder servicing, custody, transfer agency, audit and other fund expenses) of the underlying funds in which it invests, as well as any purchase premiums or redemption fees charged by such underlying funds. Since GMO will receive fees from the underlying funds, GMO has a financial incentive to invest the assets of the Fund in underlying funds with higher fees, despite the investment interests of the Fund. GMO is legally obligated to disregard that incentive in selecting shares of the underlying funds.

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class A shares of the Fund in each full calendar year since the Class A shares' inception on 7/29/1996. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%) 1

1997       1998        1999       2000      2001       2002
16.05      4.38        10.97      7.39      3.74       0.54

Best Quarter:                   2nd Quarter 1997               + 8.58 %1
Worst Quarter:                  3rd Quarter 1998               - 7.89 %1

Year-to-date total return as of 6/30/2003 is +10.26%. 1


The next table lists the Fund's average annual total return for Class A shares over the past one and five years and since inception, including applicable sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the S&P 500 Index (S&P 500), Lehman Brothers Aggregate Bond Index (LBABI), MSCI ACWI Free ex-U.S. Index (MSCI ACWI Free ex-US) and GMO Global Balanced Index (GMOGBI). Please see "Index Descriptions" in the back of this prospectus. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2002) 1

                   Inception Date of Class        1 year        5 year        10 year     Performance
                   Date of                                                                Since
                   Class                                                                  7/29/1996
  Class A          7/29/1996                       - 5.21%        4.10%        N/A         7.54%
  S&P 500                                         - 22.10%      - 0.59%        N/A         6.67%
  LBABI                                             10.25%        7.55%        N/A         8.21%
  MSCI ACWI Free ex-US                            - 14.67%      - 2.66%        N/A       - 1.05%
  GMOGBI                                          - 10.13%        2.32%        N/A         6.49%

1. Since Class R has no previous operating history, the performance shown is for Class A, the original class offered. Class A is not offered in this prospectus. The historical performance for Class A prior to 10/3/2002 is based on the performance of Class III of the fund's predecessor fund, GMO Global Balanced Allocation Fund. The performance of Class R would differ to the extent that the class does not have the same 12b-1 fees and sales charges. The 12b-1 fees are 0.30% for Class A and 0.50% for Class R. Class III does not pay a 12b-1 fee. Class A pays a 5.75% front-end sales charge. Class R does not pay a front-end sales charge. If Class R had been in existence for the periods presented above, its returns would have been different.


EXPENSES
This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are estimated based on the Fund's fiscal year ending 3/31/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)


                                                  Class R
  Management Fees                                  0.50 %
  12b-1 Fees                                       0.50 %
  Other Expenses                                   0.42 %
                                                  ------
  Total Fund Operating Expenses 2                  1.42 %


2. Because the Fund invests primarily in other mutual funds, the Fund will incur fees and expenses indirectly as a shareholder of the underlying funds. The indirect net annual operating expenses at March 31, 2003 are estimated to be 0.56%. Actual indirect expenses for the fiscal year ending March 31, 2004 will vary depending on the particular underlying funds in which the Fund invests. For more information regarding the expenses of the underlying funds, see "Underlying Fund Expenses".


The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

  After:                     Class R
  1 year                     $ 145
  3 years                    $ 449
  5 years                    $ 776
  10 years                   $ 1,702

THE FUND'S INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fifth largest bank holding company in the United States, with over $341 billion in consolidated assets as of 12/31/2002. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Fund. EIMC has been managing mutual funds and private accounts since 1932 and managed over $113 billion in assets for the Evergreen funds as of 12/31/2002. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

EIMC oversees investment operations for the Fund, including oversight and supervision of the Fund's sub-advisor.


For the fiscal year ended 3/31/2003, the aggregate advisory fee paid to EIMC by the Fund was 0.50% of the Fund's average daily net assets.


THE FUND'S SUB-ADVISOR

EIMC has retained Grantham, Mayo, Van Otterloo & Co. LLC (GMO) as sub-advisor to the Fund, pursuant to the terms of an order the Fund has received from the Securities and Exchange Commission. As sub-advisor, GMO manages the Fund's investments in the underlying funds on a day-to-day basis. GMO currently serves as the investment advisor to each of the underlying funds. The Fund does not pay a direct fee to GMO for its sub-advisory services. However, the Fund incurs fees and expenses indirectly as a shareholder of the underlying GMO-managed funds, including its indirect share of management or other fees paid to GMO.

Through an exemptive order received from the Securities and Exchange Commission, EIMC has ultimate responsibility (subject to oversight by the Board of Trustees) to oversee the Fund's sub-advisor and recommend the hiring, termination, and replacement of unaffiliated sub-advisors without receiving prior shareholder approval. However, shareholders will be notified in the event there has been a replacement of the sub-advisor.

THE FUND'S PORTFOLIO MANAGERS

Asset Allocation Fund
The Fund is managed by a team of portfolio management professionals from GMO's Asset Allocation team, with team members responsible for different sectors.

CALCULATING THE SHARE PRICE
The value of one share of a Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. The NAV of each class of shares is calculated separately. Each security held by a Fund is valued using the most recent market data for that security. If no market data is available for a given security, the Fund will price that security at a fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

The Fund may invest in foreign securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In addition, developments that occur in foreign countries between the close of the foreign markets and the Fund's valuation time may not be reflected in the Fund's NAV. As a result, the value of the Fund may change on days when the investor will not be able to purchase or redeem the Fund's shares. The value of the Fund will reflect these activities on the next trading day of the Exchange. If a determination is made that a foreign event or development is significant enough to have a material effect on the Fund's NAV, the securities will be priced at fair value.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:

o    Most  importantly,  read the  prospectus to see if the Fund is suitable for you.
o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
o    Request any  additional  information  you want about the Fund,  such as the
     Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1.800.343.2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.


HOW TO BUY AND REDEEM SHARES
Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing, and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the funds. Class R shares generally are not available to retail accounts.

Eligible retirement plans of qualifying size generally may open an account and purchase Class R shares by contacting certain broker-dealers and financial institutions which have selling agreements with Evergreen Distributor, Inc.
(EDI). These broker-dealers or financial institutions may impose transaction charges in addition to those described in this prospectus. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

You may exchange Class R shares of the Fund into shares of the same class of other Evergreen funds.

Class R shares are offered at NAV without a front-end sales charge or a deferred sales charge. However, Class R shares are subject to a 0.50% 12b-1 fee. A portion of Class R shares' 12b-1 fees may be voluntarily waived. Class R shares are sold through certain broker-dealers and financial institutions which have selling agreements with EDI. Certain broker-dealers and other financial institutions may impose a fee in connection with Class R share purchases of the Fund.

For additional information regarding this fee, see "Service Fees and Commissions Paid to Investment Firms" in part two of the SAI.


OTHER SERVICES

Automatic Reinvestment of Distributions
For the convenience of investors, all dividends and capital gains distributions paid to retirement plan shareholders will automatically be reinvested.

DISTRIBUTION AND TAXES
Dividends and capital gains distributed by the Fund to retirement plan accounts currently are not subject to federal income tax. Distributions taken from retirement plan accounts generally are taxable as ordinary income. Please consult your tax advisor for further information.

FEES AND EXPENSES OF THE FUND
Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee
The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.


12b-1 Fees
The Trustees of the Evergreen funds have approved a policy to assess annual 12b-1 fees of up to 1.00% of the average daily net assets of Class R shares. However, currently the 12b-1 fees for Class R shares are limited to 0.50% of the average daily net assets of the class. These fees increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Fund may use 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.


Other  Expenses
Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses
The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's NAV is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios:
(i) your total return in the Fund is reduced in direct proportion to the fees;
(ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.


Recoupment of Previously Waived Expenses
From time to time the Fund's investment advisor may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit a Fund's operating expenses. The amount of any fees or expenses waived or reimbursed is subject to later recoupment by the investment advisor for a period of up to three fiscal years following the year in which the waiver occurred. For more complete information regarding the current status of any possible recoupment for previously waived fees, including the amount, please see the Fund's latest Annual or Semi-annual Report.


Underlying Fund Expenses
The Fund's shareholders indirectly bear the expenses of the underlying funds in which the Fund invests. The indirect net annual operating expenses for March 31, 2003 are estimated to be 0.56%. The following chart shows the expense ratio for each of the underlying funds, as well as the percentage of the Fund's net assets invested in each fund as of March 31, 2003.

  Underlying Fund                             Expense Ratio      Percentage of
                                                               Fund's net assets
  -------------------------------------       --------------   -----------------
  GMO U.S. Core Fund                                0.48%                21.0 %
  GMO Domestic Bond Fund                            0.26%                9.5 %
  GMO Core Plus Bond Fund                           0.43%                9.0 %
  GMO Emerging Markets Fund                         1.16%                8.1 %
  GMO International Intrinsic Value Fund            0.69%                7.7 %
  GMO International Small Companies Fund            0.75%                5.8 %
  GMO Currency Hedged International Equity Fund     0.70%                5.8 %
  GMO Inflation Indexed Bond Fund                   0.41%                5.7 %
  GMO International Growth Fund                     0.69%                5.5 %
  GMO Global Hedged Equity Fund                     1.21%                3.5 %
  GMO Real Estate Fund                              0.69%                3.4 %
  GMO Small Cap Value Fund                          0.48%                3.2 %
  GMO International Bond Fund                       0.43%                2.6 %
  GMO Emerging Country Debt Fund                    0.65%                2.4 %
  GMO Short-Duration Investment Fund                0.23%                0.0 %

OTHER FUND PRACTICES
The Fund is also indirectly subject to the following risks through its investments in the underlying funds.

The Fund invests in foreign securities, which may include foreign currency transactions. As a result, the value of the Fund's shares will be affected by changes in exchange rates. To manage this risk, the Fund may enter into currency futures contracts and forward currency exchange contracts. Although the Fund uses these contracts to hedge the U.S. dollar value of a security it already owns, the Fund could lose money if it fails to predict accurately the future exchange rates. The Fund may engage in hedging and cross hedging with respect to foreign currencies to protect itself against a possible decline in the value of another foreign currency in which certain of the Fund's investments are denominated. A cross hedge cannot protect against exchange rate risks perfectly. If a Fund is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established.

The Fund may invest in futures and options, which are forms of derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate. Small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of derivatives. Such practices are used to hedge a Fund's portfolio to protect against market decline, to maintain a Fund's exposure to its market, to manage cash or to attempt to increase income. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility.

Please consult the SAI for more information regarding these and other investment practices used by the Fund, including risks.

DESCRIPTION OF UNDERLYING FUNDS

==============================================================================================================================

                 Investment Goal/Strategy                                         Benchmark

==============================================================================================================================
==============================================================================================================================

U.S. EQUITY
FUNDS

==============================================================================================================================
==============================================================================================================================

GMO U.S. Core    Seeks high total return through investment in U.S. equity        S&P 500 Index
Fund             securities. Invests primarily in the equity securities chosen
                 from  among  the  600   companies   with  the  largest   equity
                 capitalization  and  whose  securities  are  listed  on a  U.S.
                 national securities  exchange.  Selects stocks based on factors such as price to intrinsic value, price to normalized  earnings and price momentum.  As the opportunity to add value increases, the weight of the discipline in the portfolio increases.

==============================================================================================================================
==============================================================================================================================

GMO Value Fund   Seeks  long-term  capital growth  primarily  through
                 investment in Russell  1000(R)  Value Index equity  securities.
                 Invests primarily in equity securities of companies chosen from the Russell 1000(R) Index. Focuses on issuers which it believes represent compelling values relative to their market prices.

==============================================================================================================================
==============================================================================================================================

GMO Intrinsic    Seeks long-term  capital growth  primarily  through equity        Russell 1000(R) Value Index
 Value Fund      investments  in companies  chosen
                 from the 1,000 U.S.exchange-listed    companies    with   the
                 largest    equity capitalization.   Less   emphasis   on
                 industry   and  sector  allocation,  the Manager  researches
                 and evaluates  individual companies,  using three disciplines:
                 price to intrinsic value, price to normalized earnings and momentum. Stocks ranked highly by more than one criterion are favored for selection.

==============================================================================================================================
==============================================================================================================================

GMO Growth Fund  Seeks  long-term   growth  of  capital.   Invests primarily in    Russell 1000(R) Growth Index
                 the equity securities of  companies  chosen from among the
                 1,000  companies  with the largest equity  capitalization  and whose securities are listed on a U.S. national securities
                 exchange. Selects stocks based on factors such as estimate revision momentum, price momentum and price to intrinsic value.

==============================================================================================================================

==============================================================================================================================

GMO Real Estate  Seeks high total return. Under normal circumstances  invests at
Fund             least 80% in real estate investment trusts ("REITs"), which are    Morgan  Stanley  REIT  Index
                 managed   vehicles   that   invest  in  real   estate  or  real
                 estate-related assets, and other real estate-related companies.
                 The Fund  invests  primarily  in equity  REITs and real  estate related  operating  companies,  which own real estate directly;
                 mortgage  REITs,  which  make   construction,   development  or
                 long-term   mortgage  loans;  and  hybrid  REITs,  which  share
                 characteristics  of equity  REITs and mortgage  REITs.  Selects stocks believed to be undervalued relative to their prices.

==============================================================================================================================
==============================================================================================================================

GMO Small Cap    Seeks  long-term  growth of  capital. Invests primarily in the     Russell  2500(R) Value Index
Value Fund       equity  securities  of companies  chosen from Russell 2500(R)
                 Index providing broad exposure to the small cap value sector of the U.S. equity market.
==============================================================================================================================
==============================================================================================================================

GMO Small Cap    Seeks  long-term  growth of  capital.Invests  primarily  in the    Russell 2500(R) Growth Index
Growth Fund      equity  securities of companies chosen from the Russell 2500(R)
                 Index providing broad exposure to the small cap growth sector to the U.S. equity market.
==============================================================================================================================
==============================================================================================================================

FIXED INCOME
FUNDS

==============================================================================================================================
==============================================================================================================================

GMO Domestic     Seeks high total return. Seeks exposure primarily to U.S.          Lehman Brothers U.S. Government Bond Index
Bond Fund        investment grade bonds, including U.S. government securities, asset-backed  securities  issued by U.S.  government  agencies,
                 convertible  bonds  and  asset-backed   securities  of  private
                 issuers.   Intends  to  achieve  this   exposure  by  investing
                 primarily in shares of the GMO  Short-Duration  Collateral Fund
                 (see description below) or directly in fixed income securities.
                 May also hold an investment in GMO Alpha LIBOR Fund.

==============================================================================================================================
==============================================================================================================================

GMO Core Plus    Seeks high total  return. Seeks exposure primarily to U.S. bond     Lehman Brothers U.S. Aggregate Bond Index
Bond Fund        investments,  but also seeks to add to the return of its U.S.
                 investments  through  exposure  to  foreign  bond and  currency
                 markets.    Employs   fundamental   research   techniques   and
                 quantitative  applications to measure the relative value of the bond and  currency  markets to  determine  currency and country allocation.  Intends to achieve  this  exposure by investing in
                 shares  of  the  GMO   Short-Duration   Collateral   Fund  (see
                 description  below),  synthetic bonds,  and/or directly in U.S.
                 government  securities and other high-quality U.S.  denominated fixed income  investments.  May also hold an  investment in GMO
                 Alpha LIBOR Fund.

==============================================================================================================================
==============================================================================================================================

GMO              Seeks high total return. Seeks exposure primarily to countries     J.P. Morgan Non-U.S. Government Bond Index
International    whose bonds are included in the Fund's benchmark plus
Bond Fund        investment-grade  bonds  denominated in various currencies.
                 Employs   fundamental   research  techniques  and  quantitative
                 applications  to  measure  the  relative  value of the bond and currency markets to determine currency and country allocations.
                 Intends to achieve  this  exposure by  investing  primarily  in
                 shares  of  the  GMO   Short-Duration   Collateral   Fund  (see
                 description  below) and in  synthetic  bonds.  May also hold an investment in GMO Alpha LIBOR Fund.

==============================================================================================================================



==============================================================================================================================

GMO Currency     Seeks high total return. Seeks exposure primarily to countries      J.P. Morgan  Non-U.S.Government Bond Index
Hedged           whose bonds are included in the Fund's benchmark plus               (Hedged)
International    investment-grade bonds denominated in various currencies.
Bond Fund        Generally attempts to hedge at least 75% of its net foreign currency exposure back to the U.S. dollar. Employs fundamental research techniques and quantitative applications to measure the relative value of the bond and currency markets and uses these applications to determine currency and country
                 allocations. Intends to achieve this exposure by investing primarily in shares of the GMO Short-Duration Collateral Fund
                 (see description below) and in synthetic bonds. May also hold an investment in GMO Alpha LIBOR Fund.
==============================================================================================================================
==============================================================================================================================

GMO Global Bond  Seeks high total return.  Seeks exposure primarily to countries      J.P. Morgan Global Government Bond Index
Fund             whose bonds are included in the Fund's benchmark plus
                 investment-grade   bonds  denominated  in  various  currencies.
                 Employs   fundamental   research  techniques  and  quantitative
                 applications  to  measure  the  relative  value of the bond and currency  markets  and uses  these  applications  to  determine currency  and  country  allocations.  Intends to  achieve  this
                 exposure  by   investing   primarily   in  shares  of  the  GMO
                 Short-Duration  Collateral Fund (see description  below) and in synthetic bonds. May also hold an investment in GMO Alpha LIBOR
                 Fund.

==============================================================================================================================
==============================================================================================================================

GMO Emerging     Seeks high total return. Seeks to achieve its objective by          J.P. Morgan Emerging Markets Bond Index
Country Debt     investing primarily in sovereign debt of emerging countries in      Global
Fund             Asia, Latin America, the Middle East, Africa and Europe
                 ("Emerging   Countries").   Intends  to  invest   primarily  in
                 "synthetic"  bonds  (rather  than making  direct  investments), directly  in fixed  income  securities,  and in  shares  of GMO
                 Short-Duration  Collateral Fund. May also hold an investment in
                 GMO Alpha LIBOR Fund. Employs a bottom-up approach to examining
                 Emerging   Country   debt   issues,   and   uses   quantitative
                 applications to take advantage of valuation  inefficiencies  in
                 Emerging Country debt markets.

==============================================================================================================================
==============================================================================================================================

GMO              Seeks to provide current income through exposure to a portfolio     Citigroup(formerly known as Salomon Smith
Short-Duration   of  high-quality  fixed income instruments.  May achieve this       Barney)  3-Month  Treasury Bill Index
Investment Fund  exposure indirectly by investing a substantial portion of its assets in the GMO Short-Duration Collateral Fund or by directly investing in these  securities.  May also hold an investment in
                 GMO Alpha  LIBOR  Fund.  Seeks to  maintain  an  interest  rate
                 duration   slightly   longer  than  the  3  month  duration  of
                 benchmark.

==============================================================================================================================

==============================================================================================================================

GMO Global       Seeks high total return. Invests primarily in shares of GMO          Citigroup (formerly  known as  Salomon Smith
Hedged Equity    U.S.  Equity Funds and GMO International Equity Funds described      Barney) 3-Month  Treasury Bill Index
Fund             above (the "underlying funds"), or directly in equity
                 securities  of the type  invested  in by these  Funds.  Invests primarily in a  combination  of (i) global  equity  securities, generally held through the underlying  funds;  (ii)  derivative instruments  intended  to hedge the value of the Fund's  equity positions against general movements in the equity market(s) and
                 against  changes  in  the  value  of  the  foreign   currencies
                 represented in the Fund's  non-U.S.  positions  relative to the
                 U.S.  dollar;  and (iii) long interest  rate futures  contracts intended to extend the duration of the Fund.

==============================================================================================================================
==============================================================================================================================

GMO Inflation    Seeks high total  return. Invests primarily in securities that        Lehman Brothers U.S.Treasury Inflation
Indexed Bond     are indexed or otherwise "linked" to general measures of Notes        Index
Fund             inflation  in the country of issue ("inflation indexed bonds").
                 Intends to invest primarily directly in fixed income securities and in shares of GMO  Short-Duration  Collateral Fund. May hold an  investment  in GMO  Alpha  LIBOR  Fund.  May also  expose a portion of its assets to lower-rated  securities,  and may make use of synthetic  bonds to  implement  its  strategy.  Seeks to identify fixed income  investments  that, in the opinion of the
                 Manager,  represent  favorable  values relative to their market prices.

==============================================================================================================================
==============================================================================================================================

GMO Alpha LIBOR  Seeks high total return comparable with the 3-month London           J.P. Morgan U.S. 3-month Cash Index
Fund             Inter Bank Offer Rate ("LIBOR"). Seeks to achieve its objective
                 by  investing   primarily  in  relatively  high  quality,   low
                 volatility fixed income instruments.  Is  non-diversified.  The
                 Manager expects the fund's  dollar-weighted  average  portfolio duration will be 365 days or less.

==============================================================================================================================
==============================================================================================================================

GMO              Seeks total return in excess of its benchmark. Invests           J.P. Morgan U.S. 3-month Cash Index
Short-Duration   primarily in relatively high quality, low volatility fixed
Collateral Fund  income instruments. Intends to achieve this exposure by investing a substantial  portion of its assets in  asset-backed securities.  The  Fund  may  also  invest  in  mortgage-related securities,  government  securities  (including those issued by federal, state, local, and foreign governments), corporate debt
                 securities,   money  market  instruments,   reverse  repurchase
                 agreements, and repurchase agreements.

==============================================================================================================================
==============================================================================================================================

INTERNATIONAL
EQUITY FUNDS

==============================================================================================================================
==============================================================================================================================

GMO              Seeks  high total  return. Invests typically  in a  diversified    MSCI EAFE (Europe, Australasia and Far
International    portfolio of equity investments from the world's developed         East) Index
Disciplined      markets outside the U.S. Uses an optimization  process to
Equity Fund      allocate  investments between issuers based on growth, quality, and valuation style factors.
==============================================================================================================================

==============================================================================================================================

GMO              Seeks high total return.  Invests  typically in equity              Citigroup (formerly known as Salomon Smith
International    investments in companies  chosen from the MSCI EAFE Index           Barney) PMI (Primary Market Index) EPAC
Intrinsic Value  universe plus Canada (approximately 2,500 stocks). Manager uses     (Europe,  Pacific, Asia Composite)
Fund             disciplined   value  techniques  to  assess  countries,             Value Style Index
                 currencies and stocks.
==============================================================================================================================
==============================================================================================================================

GMO              Seeks high total return. Typically makes equity investments in      Citigroup (formerly known as Salomon Smith
International    companies chosen from the MSCI EAFE universe and Canadian           Barney) PMI (Primary Market Index) EPAC
Growth Fund      companies (approximately 2,500 issuers). Broad exposure to the      (Europe, Pacific, Asia Composite) Growth
                 growth sector of the international equity market.                   Style Index
==============================================================================================================================
==============================================================================================================================

GMO Currency     Seeks high total return.  Invests to varying  extents in other      MSCI EAFE (Europe,  Australasia and Far
Hedged           GMO Funds, including the International Disciplined Equity Fund,     East)  Index  (Hedged)
International    International Intrinsic Value Fund and International Growth
Equity Fund      Fund  (collectively, "underlying funds"). Allocated among the underlying  Funds  based  on  the  Manager's  analysis  of  the
                 relative   attractiveness  of  value  versus  growth  investing
                 styles,  measured  primarily  by the  discount  at which  value stocks trade relative to growth stocks generally, as well as on the  Manager's  predicted  returns  of the  two  styles  in the markets. Attempts to hedge at least 70% of the foreign currency exposure back to the U.S. dollar.

==============================================================================================================================
==============================================================================================================================

GMO Foreign      Seeks high total return. Invests primarily in the equity            MSCI EAFE (Europe, Australasia and Far
Fund             securities of non-U.S. companies, including any of the              East) Index
                 companies in developed and emerging  markets listed in the MSCI database  (approximately  4,000  companies).  The Manager  uses fundamental investment principles and quantitative applications to analyze issuers and country  economics to build a structured
                 value  international  equity  portfolio.   May  be  exposed  to
                 emerging markets, but these investments will generally comprise
                 10% or less of the Fund's assets.

==============================================================================================================================
==============================================================================================================================

GMO Foreign      Seeks high total return. Seeks to achieve its objective by         Citigroup (formerly known as Salomon Smith
Small Companies  primarily investing in smaller companies located or doing          Barney) EMI (Extended Markets Index) World
Fund             business outside of the U.S. Stocks are sorted by value            ex-U.S. Index
                 measures,  including price to earnings, price to book, price to cash flow and  yield.  Stock  selection  is then  driven by the
                 Manager's  fundamental  analysis.  May be exposed  to  emerging markets,  but these investments will generally  comprise 10% or less of the Fund's assets.

==============================================================================================================================

==============================================================================================================================

GMO              Seeks high total return. Invests primarily in equity securities  Citigroup (formerly known as Salomon Smith
International    of non-U.S. issuers, including companies in developed and        Barney) EMI (Extended Markets Index) World
Small Companies  emerging markets listed in the MSCI database. The Fund is a      ex-U.S. Index
Fund             structured value portfolio that attempts to provide small
                 company  international equity exposure in markets demonstrating the most compelling values. May be exposed to emerging markets, but these  investments  will generally  comprise 10% or less of the Fund's assets.

==============================================================================================================================
==============================================================================================================================

GMO Emerging     Seeks high total return. Invests primarily in the equity         S&P/IFC Investable Composite Index
Markets Fund     securities of companies traded in securities markets of
                 emerging  countries in Asia,  Latin  America,  the Middle East,
                 Africa  and  Europe.   Manager  uses   fundamental   investment
                 principles   and   quantitative   applications   to   build   a
                 value-oriented   emerging  market  equity  portfolio  that  the
                 Manager believes can best exploit major inefficiencies  between and within various emerging markets.

==============================================================================================================================
==============================================================================================================================

GMO Emerging     Seeks high total return. Invests primarily in the equity         S&P/IFC Investable Composite Index
Countries Fund   securities of companies traded in securities markets of
                 emerging  countries in Asia,  Latin  America,  the Middle East,
                 Africa and Europe.  Manager seeks to manage the Fund so that it maintains  relatively high liquidity  (compared to GMO Emerging
                 Markets Fund). Manager uses fundamental  investment  principles
                 and   quantitative   applications  to  build  a  value-oriented
                 emerging  countries  equity portfolio that the Manager believes can  best  exploit  major  inefficiencies  between  and  within various emerging countries.

==============================================================================================================================
==============================================================================================================================

GMO Asia Fund    Seeks high total return. Invests primarily in equity securities  GMO Asia 7 Index of companies traded in Asian countries other than Japan,
                 including both emerging and more developed countries. Manager uses fundamental principles and quantitative applications to build an Asian equity portfolio that the Manager believes can best exploit major inefficiencies between and within various
                 Asian markets.
==============================================================================================================================

Each of the underlying funds is subject to some or all of the risks detailed at the front of this prospectus under "Overview of Fund Risks." For a more detailed explanation of each underlying fund's principal investments, investment methodology and risks, as well as definition of each Fund's benchmark, see "Underlying Funds" in the Statement of Additional Information.


INDEX DESCRIPTIONS
Index                                                 Description                              Funds
S&P 500 Index (S&P 500)                               The S&P 500 is an unmanaged market       o Asset Allocation Fund
                                                      value-weighted index measuring the
                                                      performance of 500 U.S. stocks chosen
                                                      for market size, liquidity, and
                                                      industry group representation.

Lehman Brothers Aggregate Bond Index (LBABI)          LBABI is an unmanaged fixed income       o Asset Allocation Fund
                                                      index covering the U.S. investment
                                                      grade fixed-rate bond market, including
                                                      U.S. government and U.S. government
                                                      agency securities, corporate
                                                      securities, and asset-backed
                                                      securities.

MSCI ACWI Free ex-U.S. Index (MSCI ACWI Free ex-US)   MSCI ACWI Free ex-US is an               o Asset Allocation Fund
                                                      independently maintained and published
                                                      international (excluding US and
                                                      including emerging) equity index.

GMO Global Balanced Index (GMOGBI)                    GMOGBI is a composite benchmark          o Asset Allocation Fund
                                                      computed by GMO and comprised 48.75% by
                                                      S&P 500, 16.25% by MSCI ACWI Free ex-US
                                                      and 35% by LBABI.

                             QUICK REFERENCE GUIDE

For Retirement Plan Services
  Please call your employer or plan
  administrator

For Dealer Services
  Please call 1.800.343.2898

For Shareholder Services
  Visit us on-line at EvergreenInvestments.com

Information Line for Hearing and Speech
Impaired (TTY/TDD)
  Call 1.800.343.2888
  Monday-Friday, 8 a.m. to 6 p.m. Eastern time

For More Information About Evergreen Asset Allocation Fund, Ask for:

o The Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for the Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

o The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Information about the Fund (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.

[EVERGREEN INVESTMENTS LOGO]

                                                                  567270 (10/03)
                                                        SEC File No.: 811-08413
Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

                             EVERGREEN EQUITY TRUST

                                     PART A

                                   PROSPECTUS

                            DOMESTIC EQUITY FUNDS II

                          EVERGREEN EQUITY INCOME FUND

                                            Prospectus, October 7, 2003
Evergreen Domestic Equity Funds II

Evergreen Equity Income Fund


Class R


Class R shares are only available to participants in certain retirement plans.


The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS
FUND RISK/RETURN SUMMARY:

Overview of Fund Risks                                  2
Evergreen Equity Income Fund                            4

GENERAL INFORMATION:

The Fund's Investment Advisor                           6
The Fund's Portfolio Managers                           6
Calculating the Share Price                             6
How to Choose an Evergreen Fund                         6
How to Buy and Redeem Shares                            6
Other Services                                          7
Distributions and Taxes                                 7
Fees and Expenses of the Fund                           7
Other Fund Practices                                    8
Index Descriptions                                      9

In general, the Fund seeks a combination of capital growth and current income. The Fund invests primarily in U.S. and foreign common stocks across all market capitalizations.

Fund Summary Key
The Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL
What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY
How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS
What are the specific risks for an investor in the Fund?

PERFORMANCE
How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES
How much does it cost to invest in the Fund?

                             Overview of Fund Risks

Evergreen Equity Income Fund

typically relies on a combination of the following strategies:
o        investing primarily in common stocks;
o        investing in companies expected to provide capital growth; and
o selling a portfolio investment: i) when the issuer's investment fundamentals begin to deteriorate; ii) when the investment reaches or exceeds a portfolio manager's targeted value; iii) to take advantage of more attractive investment opportunities; iv) when the investment no longer appears to meet the Fund's investment objective; v) when the Fund must meet redemptions; or vi) for other investment reasons which a portfolio manager deems necessary.
may be appropriate for investors who:
o        want an investment with growth potential; and
o can tolerate low to moderate volatility relative to more aggressive stock funds.

Following this overview, you will find information on the Fund's specific investment strategies and risks.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategies and investment goals and, if employed, could result in a lower return and potential loss of market opportunity.
Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:
o not guaranteed to achieve its investment goal;
o not a deposit with a bank; o not insured, endorsed or guaranteed by the FDIC or any government agency; and
o subject to investment risks, including possible loss of your original investment.

Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money.

The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Stock Market Risk
Your investment in a Fund will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, equity securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the dividend yield, total return earned on and the value of your investment would likely decline. Even if general economic conditions do not change, the dividend yield, total return earned on and the value of your investment could decline if the particular industries, companies or sectors in which a Fund invests do not perform well.

Market Capitalization Risk
Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small and medium capitalization companies may decline significantly in market downturns.

Investment Style Risk
Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different style. A Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value-oriented funds will typically underperform when growth investing is in favor.

Interest Rate Risk
When interest rates go up, the value of debt securities tends to fall. Since the Fund invests a significant portion of its portfolio in debt securities, if interest rates rise, then the value of your investment may decline. If interest rates go down, interest earned by a Fund on its debt investments may also decline, which could cause a Fund to reduce the dividends it pays. The longer the term of a debt security held by a Fund, the more a Fund is subject to interest rate risk.

Credit Risk
The value of a debt security is directly affected by the issuer's ability to repay principal and pay interest on time. Since the Fund invests in debt securities, the value of your investment may decline if an issuer fails to pay an obligation on a timely basis. The Fund may also be subject to credit risk to the extent it engages in transactions, such as repurchase agreements or dollar rolls, which involve a promise by a third party to honor an obligation to the Fund. Such third party may be unwilling or unable to honor its financial obligations.

Foreign Investment Risk
If a Fund invests in non-U.S. securities it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which a Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. In addition, if the value of any foreign currency in which a Fund's investments are denominated declines relative to the U.S. dollar, the dividend yield, total return earned on and the value of your investment in a Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.


Below Investment Grade Bond Risk
Below investment grade bonds are commonly referred to as "high yield" or "junk" bonds because they are usually backed by issuers of less proven or questionable financial strength. Such issuers are more vulnerable to financial setbacks and less certain to pay interest and principal than issuers of bonds offering lower yields and risk. Markets may react to unfavorable news about issuers of below investment grade bonds, causing sudden and steep declines in value and resulting in a decreased liquidity of such bonds.

Evergreen Equity Income Fund

FUND FACTS:

Goals:
Current Income Capital Growth

Principal Investments:

U.S. and Foreign Common Stocks of All Market Capitalizations Convertible Securities

Class of Shares Offered in this Prospectus:
Class R

Investment Advisor:
Evergreen Investment Management Company, LLC

Portfolio Managers:
By Team

Dividend Payment Schedule:
Quarterly

INVESTMENT GOAL

The Fund seeks current income and capital growth in the value of its shares.

INVESTMENT STRATEGY

The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 2.

The Fund normally invests at least 80% of its assets in equity securities including common stocks and securities convertible into common stocks across all market capitalizations that on the purchase date pay a yield higher than the average yield of companies included in the Russell 1000(R) Value Index. The Fund may invest up to 20% of its assets in investment grade bonds and convertible debentures of any quality.

The Fund's stock selection is based on a diversified style of equity management that allows it to invest in both value- and growth-oriented equity securities. "Value" securities are securities which the Fund's portfolio managers believe are currently undervalued in the marketplace exhibiting, for example, low price to earnings and low price to cash flow multiples. "Growth" securities are securities of companies which the Fund's portfolio managers believe have anticipated earnings ranging from steady to accelerated growth.

The Fund may also invest up to 50% of its assets in foreign securities.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 2 under the headings:


o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk
o        Interest Rate Risk
o        Credit Risk
o        Foreign Investment Risk
o        Below Investment Grade Bond Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class I shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses.

Year-by-Year Total Return for Class I Shares (%) 1

==============================================================================================================================

1993         1994          1995       1996        1997        1998         1999        2000      2001         2002
==============================================================================================================================
==============================================================================================================================

12.92        - 6.42        23.86      12.89       25.58       - 0.79       16.37       7.16      - 5.36       - 12.37
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              2nd Quarter 1999                         + 14.50 %1
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             3rd Quarter 2002                         - 14.89 %1
==============================================================================================================================
==============================================================================================================================

Year-to-date total return as of 6/30/2003 is +12.14%. 1
==============================================================================================================================


The next table lists the Fund's average annual total return for Class I shares over the past one, five and ten years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 1000(R) Value Index (Russell 1000 Value) and the Russell Midcap Value Index (Russell Midcap Value). Please see the "Index Descriptions" in the back of this prospectus. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.

Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================

                 Inception Date of Class           1 year       5 year    10 year     Performance Since 8/31/1978
==============================================================================================================================
==============================================================================================================================

Class I          8/31/1978                         - 12.37 %    0.51 %    6.65 %      11.68 %
==============================================================================================================================
==============================================================================================================================

Russell 1000 Value                                 - 15.52 %    1.16 %    10.80 %     N/A
==============================================================================================================================
==============================================================================================================================

Russell Midcap Value                               - 9.64 %     2.95 %    11.06 %     N/A
==============================================================================================================================

1. Since Class R has no previous operating history, the performance shown is for Class I, the original class offered. Class I is not offered in this prospectus. The performance of Class R would differ to the extent that the class does not have the same 12b-1 fees. The 12b-1 fees are 0.50% for Class R. Class I does not pay a 12b-1 fee. If Class R had been in existence for the periods presented above, its returns would have been lower.


EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are estimated based on the Fund's fiscal year ending 7/31/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
================================================================================

                                                 Class R
================================================================================
================================================================================

Management Fees                                  0.72 %
================================================================================
================================================================================

12b-1 Fees                                       0.50 %
================================================================================
================================================================================

Other Expenses                                   0.39 %

================================================================================
================================================================================

Total Fund Operating Expenses (Before Waiver)    1.61 %
================================================================================
================================================================================

Waiver of Fund Expenses                          - 0.01 %

================================================================================
================================================================================

Total Fund Operating Expenses (After Waiver) 2    1.60 %
================================================================================

2. The Fund's investment advisor has agreed to contractually waive the management fee and/or reimburse expenses for a period of 1 year beginning in June, 2003 in order to limit the Fund's Total Fund Operating Expenses so that they do not exceed, in the aggregate, the Fund's Total Operating Expenses (After Waiver) listed above. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

================================================================================
After:                                              Class R
================================================================================
================================================================================

1 year                                              $ 163
================================================================================
================================================================================

3 years                                             $ 507
================================================================================
================================================================================

5 years                                             $ 875
================================================================================
================================================================================

10 years                                            $ 1,910
================================================================================

THE FUND'S INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fifth largest bank holding company in the United States, with over $341 billion in consolidated assets as of 12/31/2002. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Fund. EIMC has been managing mutual funds and private accounts since 1932 and managed over $113 billion in assets for the Evergreen funds as of 12/31/2002. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.

For the fiscal year ended 7/31/2003, the aggregate advisory fee paid to EIMC by the Fund was 0.72% of the Fund's average daily net assets.


THE FUND'S PORTFOLIO MANAGERS

Equity Income Fund
The Fund is managed by a team of portfolio management professionals from EIMC's Value Equity team, with team members responsible for various sectors.

CALCULATING THE SHARE PRICE

The value of one share of a Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. The NAV of each class of shares is calculated separately. Each security held by a Fund is valued using the most recent market data for that security. If no market data is available for a given security, the Fund will price that security at a fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.

The Fund may invest in foreign securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In addition, developments that occur in foreign countries between the close of the foreign markets and the Fund's valuation time may not be reflected in the Fund's NAV. As a result, the value of the Fund may change on days when the investor will not be able to purchase or redeem the Fund's shares. The value of the Fund will reflect these activities on the next trading day of the Exchange. If a determination is made that a foreign event or development is significant enough to have a material effect on the Fund's NAV, the securities will be priced at fair value.

HOW TO CHOOSE AN EVERGREEN FUND

When choosing an Evergreen fund, you should:
o Most importantly, read the prospectus to see if the Fund is suitable for you.
o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
o Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1.800.343.2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

HOW TO BUY AND REDEEM SHARES

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing, and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the funds. Class R shares generally are not available to retail accounts.

Eligible retirement plans of qualifying size generally may open an account and purchase Class R shares by contacting certain broker-dealers and financial institutions which have selling agreements with Evergreen Distributor, Inc.
(EDI). These broker-dealers or financial institutions may impose transaction charges in addition to those described in this prospectus. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

You may exchange Class R shares of the Fund into shares of the same class of other Evergreen funds.

Class R shares are offered at NAV without a front-end sales charge or a deferred sales charge. However, Class R shares are subject to a 0.50% 12b-1 fee. A portion of Class R shares' 12b-1 fees may be voluntarily waived. Class R shares are sold through certain broker-dealers and financial institutions which have selling agreements with EDI. Certain broker-dealers and other financial institutions may impose a fee in connection with Class R share purchases of the Fund.

For additional information regarding this fee, see "Service Fees and Commissions Paid to Investment Firms" in part two of the SAI.


OTHER SERVICES

Automatic Reinvestment of Distributions
For the convenience of investors, all dividends and capital gains distributions paid to retirement plan shareholders will automatically be reinvested.

DISTRIBUTION AND TAXES
Dividends and capital gains distributed by the Fund to retirement plan accounts currently are not subject to federal income tax. Distributions taken from retirement plan accounts generally are taxable as ordinary income. Please consult your tax advisor for further information.

FEES AND EXPENSES OF THE FUND
Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee
The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees
The Trustees of the Evergreen funds have approved a policy to assess annual 12b-1 fees of up to 1.00% of the average daily net assets of Class R shares. However, currently the 12b-1 fees for Class R shares are limited to 0.50% of the average daily net assets of the class. These fees increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Fund may use 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.

Other Expenses
Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses
The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's NAV is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios:
(i) your total return in the Fund is reduced in direct proportion to the fees;
(ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.


Recoupment of Previously Waived Expenses
From time to time the Fund's investment advisor may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit a Fund's operating expenses. The amount of any fees or expenses waived or reimbursed is subject to later recoupment by the investment advisor for a period of up to three fiscal years following the year in which the waiver occurred. For more complete information regarding the current status of any possible recoupment for previously waived fees, including the amount, please see the Fund's latest Annual or Semi-annual Report.

OTHER FUND PRACTICES

The Fund may invest in futures and options, which are forms of derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate. Small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of derivatives. Such practices are used to hedge a Fund's portfolio to protect against market decline, to maintain a Fund's exposure to its market, to manage cash or to attempt to increase income. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility.

Please consult the SAI for more information regarding these and other investment practices used by the Fund, including risks.

INDEX DESCRIPTIONS

====================================================================================================================================
Index                             Description                                                Funds
====================================================================================================================================
====================================================================================================================================
Russell Midcap Value Index        The Russell Midcap Value is an unmanaged market            o Equity Income Fund
(Russell Midcap Value)            capitalization-weighted index measuring the
                                  performance of the Russell Midcap companies
                                  with lower price-to-book ratios and lower forecasted
                                  growth values. The Russell Midcap Index is
                                  comprised of the 800 smallest companies in the
                                  Russell 1000(R)Index.
====================================================================================================================================
Russell 1000(R)Value Index        The Russell 1000 Value is an unmanaged market              o Equity Income Fund
                                  capitalization-weighted index measuring the
                                  performance of those Russell 1000 companies
                                  with lower price-to-book ratios and lower
                                  forecasted growth values. The Russell 1000
                                  Index measures the performance of the 1,000
                                  largest companies in the Russell 3000 Index.
                                  The Russell 3000 Index measures the
                                  performance of the 3,000 largest U.S.
                                  companies based on total Fund market
                                  capitalization.
====================================================================================================================================


                             QUICK REFERENCE GUIDE

For Retirement Plan Services
        Please call your employer or plan administrator

For Dealer Services
        Please call 1.800.343.2898

For Shareholder Services
        Visit us on-line at EvergreenInvestments.com

Information Line for Hearing and Speech Impaired (TTY/TDD)
        Call 1.800.343.2888
        Monday-Friday, 8 a.m. to 6 p.m. Eastern time

For More Information About Evergreen Equity Income Fund, Ask for:
o The Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for the Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.
o The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Information about the Fund (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor, New York, NY 10016.                   567268 (10/03)

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

                                                         SEC File No.: 811-08413

                             EVERGREEN EQUITY TRUST

                                     PART A

                                   PROSPECTUS

                             DOMESTIC EQUITY FUNDS I

                              EVERGREEN OMEGA FUND

                                        Prospectus, October 7, 2003

Evergreen Domestic Equity Funds I

Evergreen Omega Fund


Class R


Class R shares are only available to participants in certain retirement plans.



The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS
FUND RISK/RETURN SUMMARY:

Overview of Fund Risks                                  1
Evergreen Omega Fund                                    2

GENERAL INFORMATION:

The Fund's Investment Advisor                           4
The Fund's Portfolio Managers                           4
Calculating the Share Price                             4
How to Choose an Evergreen Fund                         4
How to Buy and Redeem Shares                            5
Other Services                                          5
Distributions and Taxes                                 5
Fees and Expenses of the Fund                           5
Other Fund Practices                                    6
Index Descriptions                                      7

In general, the Fund seeks to provide investors with long-term capital growth. The Fund tends to have more growth potential, risk and volatility than less aggressive funds.

Fund Summary Key
The Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL
What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY
How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS
What are the specific risks for an investor in the Fund?

PERFORMANCE
How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES
How much does it cost to invest in the Fund?

                             Overview of Fund Risks

Evergreen Omega Fund

typically relies on a combination of the following strategies:
o        investing in companies expected to provide capital growth; and
o selling a portfolio investment: i) when the issuer's investment fundamentals begin to deteriorate; ii) when the investment reaches or exceeds a portfolio manager's targeted value; iii) to take advantage of more attractive investment opportunities; iv) when the investment no longer appears to meet the Fund's investment objective; v) when the Fund must meet redemptions; or vi) for other investment reasons which a portfolio manager deems necessary.
may be appropriate for investors who:
o        seek an investment expected to grow over time; and
o        can tolerate substantial volatility in the value of their investment.

Following this overview, you will find information on the Fund's specific investment strategies and risks.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategies and investment goals and, if employed, could result in a lower return and potential loss of market opportunity.

Risk Factors For All Mutual Funds

Please remember that an investment in a mutual fund is:
o not guaranteed to achieve its investment goal;
o not a deposit with a bank; o not insured, endorsed or guaranteed by the FDIC or any government agency; and
o subject to investment risks, including possible loss of your original investment.

Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money.

The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Stock Market Risk
Your investment in a Fund will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, equity securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the dividend yield, total return earned on and the value of your investment would likely decline. Even if general economic conditions do not change, the dividend yield, total return earned on and the value of your investment could decline if the particular industries, companies or sectors in which a Fund invests do not perform well.

Market Capitalization Risk
Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small and medium capitalization companies may decline significantly in market downturns.

Investment Style Risk
Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different style. A Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value-oriented funds will typically underperform when growth investing is in favor.

Evergreen Omega Fund

FUND FACTS:

Goal:
Long-term Capital Growth

Principal Investment:
U.S. Common Stocks of All Market Capitalizations Class of Shares Offered in this

Prospectus:
Class R

Investment Advisor:
Evergreen Investment Management Company, LLC

Portfolio Managers:
By Team

Dividend Payment Schedule:
Annually

INVESTMENT GOAL
The Fund seeks long-term capital growth.

INVESTMENT STRATEGY
The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests primarily in common stocks and securities convertible into common stocks of U.S. companies across all market capitalizations. The Fund's portfolio managers employ a growth style of equity management. "Growth" stocks are stocks of companies which the Fund's portfolio managers believe have anticipated earnings ranging from steady to accelerated growth.

RISK FACTORS

Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:
o        Stock Market Risk
o        Market Capitalization Risk
o        Investment Style Risk

For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE

The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class A shares of the Fund in each of the last ten calendar years. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%) 1

==============================================================================================================================

1993         1994         1995       1996       1997       1998       1999       2000           2001           2002
==============================================================================================================================
==============================================================================================================================

19.33        - 5.66       36.94      11.31      24.53      27.30      44.17      - 13.61        - 15.61        - 26.72
==============================================================================================================================

==============================================================================================================================

Best Quarter:                              4th Quarter 1999                         + 29.12 %1
==============================================================================================================================
==============================================================================================================================

Worst Quarter:                             4th Quarter 2000                         - 25.55 %1
==============================================================================================================================
==============================================================================================================================

Year-to-date total return as of 6/30/2003 is +15.88%. 1


The next table lists the Fund's average annual total return for Class A shares over the past one, five and ten years and since inception. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 1000(R) Growth Index (Russell 1000 Growth). Please see the "Index Descriptions" in the back of this prospectus. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.


Average Annual Total Return
(for the period ended 12/31/2002) 1

==============================================================================================================================

                           Inception Date of Class       1 year      5 year     10 year   Performance Since 4/29/1968
==============================================================================================================================
==============================================================================================================================

Class A                    4/29/1968                     - 30.95 %   - 1.57 %   7.04 %    9.22 %
==============================================================================================================================
==============================================================================================================================

Russell 1000 Growth                                      - 27.88 %   - 3.84 %   - 6.70 %  N/A
==============================================================================================================================

1. Since Class R has no previous operating history, the performance shown is for Class A, the original class offered. Class A is not offered in this prospectus. The performance of Class R would differ to the extent that the class does not have the same 12b-1 fees and sales charges. The 12b-1 fees are 0.30% for Class A and 0.50% for Class R. Class A pays a 5.75% front-end sales charge. Class R does not pay a front-end sales charge. If Class R had been in existence for the periods presented above, its returns would have been different.

EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are estimated based on the Fund's fiscal year ending 9/30/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

================================================================================
                                                  Class R
================================================================================
================================================================================

Management Fees                                   0.56 %
================================================================================
================================================================================

12b-1 Fees                                        0.50 %
================================================================================
================================================================================

Other Expenses                                    0.86 %


================================================================================
================================================================================

Total Fund Operating Expenses                     1.92 %
================================================================================

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The example assumes a 5% average annual return, reinvestment of all dividends and distributions, and that the Fund's operating expenses are the same as described in the table above. Your actual costs may be higher or lower.

Example of Fund Expenses

==============================================================================================================================

After:                                            Class R
==============================================================================================================================
==============================================================================================================================

1 year                                            $ 195
==============================================================================================================================
==============================================================================================================================

3 years                                           $ 603
==============================================================================================================================
==============================================================================================================================

5 years                                           $ 1,037
==============================================================================================================================
==============================================================================================================================

10 years                                          $ 2,243
==============================================================================================================================


THE FUND'S INVESTMENT ADVISOR

An investment advisor manages a fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fifth largest bank holding company in the United States, with over $341 billion in consolidated assets as of 12/31/2002. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Fund. EIMC has been managing mutual funds and private accounts since 1932 and managed over $113 billion in assets for the Evergreen funds as of 12/31/2002. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.


For the fiscal year ended 9/30/2002, the aggregate advisory fee paid to EIMC by the Fund was 0.56% of the Fund's average daily net assets.


THE FUND'S PORTFOLIO MANAGERS
Omega Fund
The Fund is managed by a team of portfolio management professionals from EIMC's Large Cap Core Growth team, with team members responsible for various sectors.

CALCULATING THE SHARE PRICE
The value of one share of a Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. The NAV of each class of shares is calculated separately. Each security held by a Fund is valued using the most recent market data for that security. If no market data is available for a given security, the Fund will price that security at a fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.


The Fund may invest in foreign securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In addition, developments that occur in foreign countries between the close of the foreign markets and the Fund's valuation time may not be reflected in the Fund's NAV. As a result, the value of the Fund may change on days when the investor will not be able to purchase or redeem the Fund's shares. The value of the Fund will reflect these activities on the next trading day of the Exchange. If a determination is made that a foreign event or development is significant enough to have a material effect on the Fund's NAV, the securities will be priced at fair value.


HOW TO CHOOSE AN EVERGREEN FUND
When choosing an Evergreen fund, you should:
o Most importantly, read the prospectus to see if the Fund is suitable for you.
o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
o Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1.800.343.2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

For additional information regarding this fee, see "Service Fees and Commissions Paid to Investment Firms" in part two of the SAI.


HOW TO BUY AND REDEEM SHARES
Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing, and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the funds. Class R shares generally are not available to retail accounts.

Eligible retirement plans of qualifying size generally may open an account and purchase Class R shares by contacting certain broker-dealers and financial institutions which have selling agreements with Evergreen Distributor, Inc.
(EDI). These broker-dealers or financial institutions may impose transaction charges in addition to those described in this prospectus. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.

You may exchange Class R shares of the Fund into shares of the same class of other Evergreen funds.

Class R shares are offered at NAV without a front-end sales charge or a deferred sales charge. However, Class R shares are subject to a 0.50% 12b-1 fee. A portion of Class R shares' 12b-1 fees may be voluntarily waived. Class R shares are sold through certain broker-dealers and financial institutions which have selling agreements with EDI. Certain broker-dealers and other financial institutions may impose a fee in connection with Class R share purchases of the Fund.

For additional information regarding this fee, see "Service Fees and Commissions Paid to Investment Firms" in part two of the SAI.


OTHER SERVICES

Automatic Reinvestment of Distributions
For the convenience of investors, all dividends and capital gains distributions paid to retirement plan shareholders will automatically be reinvested.

DISTRIBUTION AND TAXES
Dividends and capital gains distributed by the Fund to retirement plan accounts currently are not subject to federal income tax. Distributions taken from retirement plan accounts generally are taxable as ordinary income. Please consult your tax advisor for further information.

FEES AND EXPENSES OF THE FUND
Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee
The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.

12b-1 Fees
The Trustees of the Evergreen funds have approved a policy to assess annual 12b-1 fees of up to 1.00% of the average daily net assets of Class R shares. However, currently the 12b-1 fees for Class R shares are limited to 0.50% of the average daily net assets of the class. These fees increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Fund may use 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.


Other Expenses
Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses
The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's NAV is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios:
(i) your total return in the Fund is reduced in direct proportion to the fees;
(ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.


Recoupment of Previously Waived Expenses
From time to time the Fund's investment advisor may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit a Fund's operating expenses. The amount of any fees or expenses waived or reimbursed is subject to later recoupment by the investment advisor for a period of up to three fiscal years following the year in which the waiver occurred. For more complete information regarding the current status of any possible recoupment for previously waived fees, including the amount, please see the Fund's latest Annual or Semi-annual Report.

OTHER FUND PRACTICES
The Fund may invest in futures and options, which are forms of derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate. Small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of derivatives. Such practices are used to hedge a Fund's portfolio to protect against market decline, to maintain a Fund's exposure to its market, to manage cash or to attempt to increase income. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility.

The Fund generally does not take portfolio turnover into account in making investment decisions. This means the Fund could experience a high rate of portfolio turnover (100% or more) in any given fiscal year, resulting in greater brokerage and other transaction costs which are borne by the Fund and its shareholders.

While not a principal investment strategy, the Fund may invest up to 25% of its assets in foreign securities. Investments in foreign securities may subject the Fund, and therefore the value of the Fund's shares, to foreign investment risk. If a Fund invests in non-U.S. securities it could be exposed to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which a Fund invests could adversely affect the dividend yield, total return earned on and the value of your investment. In addition, if the value of any foreign currency in which a Fund's investments are denominated declines relative to the U.S. dollar, the dividend yield, total return earned on and the value of your investment in a Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

Please consult the SAI for more information regarding these and other investment practices used by the Fund, including risks.

INDEX DESCRIPTIONS

====================================================================================================================================
Index                              Description                                          Funds
====================================================================================================================================
====================================================================================================================================
Russell 1000(R)Growth Index        The Russell 1000 Growth is an unmanaged              o Omega Fund
(Russell 1000 Growth)              market capitalization weighted index
                                   measuring the performance of those Russell
                                   1000 companies with higher price-to-book
                                   ratios and higher forecasted growth
                                   values.
====================================================================================================================================

                             QUICK REFERENCE GUIDE


For Retirement Plan Services
        Please call your employer or plan administrator


For Dealer Services
        Please call 1.800.343.2898


For Shareholder Services
        Visit us on-line at EvergreenInvestments.com


Information Line for Hearing and Speech Impaired (TTY/TDD)
        Call 1.800.343.2888
        Monday-Friday, 8 a.m. to 6 p.m. Eastern time

For More Information About Evergreen Omega Fund, Ask for:
o The Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for the Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.
o The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Information about the Fund (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc., 90 Park Avenue, 10th Floor, New York, NY 10016.

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

                                                              567266 RV1 (10/03)

                                                         SEC File No.: 811-08363

                             EVERGREEN EQUITY TRUST

                                     PART A

                                   PROSPECTUS

                            DOMESTIC EQUITY FUNDS II

                          EVERGREEN SPECIAL VALUES FUND

                                                   Prospectus, October 7, 2003
Evergreen Domestic Equity Funds II


Evergreen Special Values Fund


Class R shares are only available to participants in certain retirement plans.


Class R

The Securities and Exchange Commission has not determined that the information in this prospectus is accurate or complete, nor has it approved or disapproved these securities. Anyone who tells you otherwise is committing a crime.

                                TABLE OF CONTENTS


FUND RISK/RETURN SUMMARY:
Overview of Fund Risks                                   2
Evergreen Special Values Fund                            4

GENERAL INFORMATION:
The Fund's Investment Advisor                            6
The Fund's Portfolio Managers                            6
Calculating the Share Price                              6
How to Choose an Evergreen Fund                          6
How to Buy and Redeem Shares                             6
Other Services                                           7
Distributions and Taxes                                  7
Fees and Expenses of the Fund                            7
Other Fund Practices                                     8
Index Descriptions                                       9


In general, the Fund seeks to produce growth of capital. The Fund invests primarily in common stocks of small U.S. companies.

Fund Summary Key
The Fund's summary is organized around the following basic topics and questions:

INVESTMENT GOAL
What is the Fund's financial objective? You can find clarification on how the Fund seeks to achieve its objective by looking at the Fund's strategy and investment policies. The Fund's Board of Trustees can change the investment objective without a shareholder vote.

INVESTMENT STRATEGY
How does the Fund go about trying to meet its goals? What types of investments does it contain? What style of investing and investment philosophy does it follow? Does it have limits on the amount invested in any particular type of security?

RISK FACTORS
What are the specific risks for an investor in the Fund?

PERFORMANCE
How well has the Fund performed in the past year? The past five years? The past ten years?

EXPENSES
How much does it cost to invest in the Fund?

                             Overview of Fund Risks

Evergreen Special Values Fund

typically relies on a combination of the following strategies:

o investing primarily in common stocks of small U.S. companies expected to provide capital growth; and
o selling a portfolio investment: i) when the issuer's investment fundamentals begin to deteriorate; ii) when the investment reaches or exceeds a portfolio manager's targeted value; iii) to take advantage of more attractive investment opportunities; iv) when the investment no longer appears to meet the Fund's investment objective; v) when the Fund must meet redemptions; or vi) for other investment reasons which a portfolio manager deems necessary.

may be appropriate for investors who:
o        want an investment with growth potential; and
o can tolerate low to moderate volatility relative to more aggressive stock funds.

Following this overview, you will find information on the Fund's specific investment strategies and risks.

The Fund may temporarily invest up to 100% of its assets in high quality money market instruments in order to protect the value of the Fund in response to adverse economic, political or market conditions. This strategy is inconsistent with the Fund's principal investment strategies and investment goals and, if employed, could result in a lower return and potential loss of market opportunity.

Risk Factors For All Mutual Funds
Please remember that an investment in a mutual fund is:
o        not guaranteed to achieve its investment goal;
o        not a deposit with a bank;
o not insured, endorsed or guaranteed by the FDIC or any government agency; and
o subject to investment risks, including possible loss of your original investment.

Like most investments, your investment in a Fund could fluctuate significantly in value over time and could result in a loss of money. The following are some of the most important factors that may affect the value of your investment. Other factors may be described in the discussion following this overview:

Stock Market Risk
Your investment in a Fund will be affected by general economic conditions such as prevailing economic growth, inflation and interest rates. When economic growth slows, or interest or inflation rates increase, equity securities tend to decline in value. Such events could also cause companies to decrease the dividends they pay. If these events were to occur, the dividend yield, total return earned on and the value of your investment would likely decline. Even if general economic conditions do not change, the dividend yield, total return earned on and the value of your investment could decline if the particular industries, companies or sectors in which a Fund invests do not perform well.

Market Capitalization Risk
Stocks fall into three broad market capitalization categories--large, medium and small. Investing primarily in one category carries the risk that due to current market conditions that category may be out of favor with investors. If valuations of large capitalization companies appear to be greatly out of proportion to the valuations of small or medium capitalization companies, investors may migrate to the stocks of small- and mid-sized companies causing a Fund that invests in these companies to increase in value more rapidly than a Fund that invests in larger, fully-valued companies. Investing in medium and small capitalization companies may be subject to special risks associated with narrower product lines, more limited financial resources, smaller management groups, and a more limited trading market for their stocks as compared with larger companies. As a result, stocks of small and medium capitalization companies may decline significantly in market downturns.


Investment Style Risk
Securities with different characteristics tend to shift in and out of favor depending upon market and economic conditions as well as investor sentiment. A Fund may outperform or underperform other funds that employ a different style. A Fund may also employ a combination of styles that impact its risk characteristics. Examples of different styles include growth and value investing. Growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's earnings growth potential. Growth-oriented funds will typically underperform when value investing is in favor. Value stocks are those which are undervalued in comparison to their peers due to adverse business developments or other factors. Value-oriented funds will typically underperform when growth investing is in favor.

Evergreen Special Values Fund

FUND FACTS:

Goal:
o  Capital Growth

Principal Investment:
o  Small-Cap U.S. Common Stocks

Class of Shares Offered in this Prospectus:
o  Class R

Investment Advisor:
o  Evergreen Investment Management Company, LLC

Portfolio Managers:
o  By Team

Dividend Payment Schedule:
o  Annually

INVESTMENT GOAL
The Fund seeks to produce growth of capital.

INVESTMENT STRATEGY
The following supplements the investment strategies discussed in the "Overview of Fund Risks" on page 1.

The Fund invests primarily in common stocks of small U.S. companies. The portfolio managers look for significantly undervalued companies that they believe have the potential for above-average appreciation potential with below average risk. Typical investments are in stocks of companies that have low price-to-earnings ratios, are generally out of favor in the marketplace, are selling significantly below their stated or replacement book value or are undergoing a reorganization or other corporate action that may create above-average price appreciation. Under normal market conditions, the Fund invests at least 80% of its assets in common stocks of small U.S. companies (i.e., companies whose market capitalizations fall within the range tracked by the Russell 2000(R) Index, at the time of purchase). In addition, the Fund will seek to maintain a weighted average market capitalization that falls within the range of the Russell 2000(R) Index.

RISK FACTORS
Your investment in the Fund is subject to the risks discussed in the "Overview of Fund Risks" on page 1 under the headings:


o Stock Market Risk
o Market Capitalization Risk
o Investment Style Risk


For further information regarding the Fund's investment strategy and risk factors, see "Other Fund Practices."

PERFORMANCE
The following tables show how the Fund has performed in the past. Past performance is not an indication of future results.

The table below shows the percentage gain or loss for the Class A shares of the Fund in each full calendar year since the Class A shares' inception on 5/7/1993. It should give you a general idea of the risks of investing in the Fund by showing how the Fund's return has varied from year-to-year. This table includes the effects of Fund expenses, but not sales charges. Returns would be lower if sales charges were included.

Year-by-Year Total Return for Class A Shares (%) 1
  1993         1994         1995        1996         1997        1998         1999        2000        2001         2002
               - 3.32       30.26       36.98        29.08       - 1.51       6.39        15.14       18.13        - 7.04
  Best Quarter:       2nd Quarter 1999       + 16.56 %1
  Worst Quarter:      3rd Quarter 1998       - 18.00 %1
  Year-to-date total return as of 6/30/2003 is +11.07%. 1


The next table lists the Fund's average annual total return for Class A shares over the past one and five years and since inception, including applicable sales charges. This table is intended to provide you with some indication of the risks of investing in the Fund by comparing its performance with the Russell 2000(R) Value Index (Russell 2000 Value). Please see the "Index Descriptions" in the back of this prospectus. An index does not include transaction costs associated with buying and selling securities or any mutual fund expenses. It is not possible to invest directly in an index.


Average Annual Total Return
(for the period ended 12/31/2002) 1

                            Inception Date of Class      1 year        5 year     10 year    Performance Since 5/7/1993
  Class A                   5/7/1993                     - 12.37 %     4.55 %     N/A        11.86 %
  Russell 2000 Value                                     - 11.42 %     2.71 %     N/A        10.46 %

1. Since Class R has no previous operating history, the performance shown is for Class A, the original class offered. Class A is not offered in this prospectus. The performance of Class R would differ to the extent that the class does not have the same 12b-1 fees and sales charges. The 12b-1 fees are 0.30% for Class A and 0.50% for Class R. Class A pays a 5.75% front-end sales charge. Class R does not pay a front-end sales charge. If Class R had been in existence for the periods presented above, its returns would have been different. The historical performance shown for Class A is based on the performance of Class A of the Fund's predecessor fund, Wachovia Special Values Fund.


EXPENSES

This section describes the fees and expenses you would pay if you bought and held shares of the Fund. Annual Fund Operating Expenses are estimated based on the Fund's fiscal year ending 7/31/2004.

You pay no shareholder transaction fees.

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
                                                    Class R
  Management Fees                                    0.80 %
  12b-1 Fees                                         0.50 %
  Other Expenses                                     0.28 %
                                                   -------
  Total Fund Operating Expenses (Before Waiver)      1.58 %
  Waiver of Fund Expenses                           -0.02 %
                                                    -------
  Total Fund Operating Expenses (After Waiver) 2     1.56 %

2. The Fund's investment advisor has agreed to contractually waive the management fee and/or reimburse expenses for a period of 1 year beginning in July, 2003 in order to limit the Fund's Total Fund Operating Expenses so that they do not exceed, in the aggregate, the Fund's Total Fund Operating Expenses (After Waiver) listed above. Amounts waived and/or reimbursed may be recouped up to a period of three years following the end of the fiscal year in which the fee waivers and/or expense reimbursements were made.

The table below shows the total fees and expenses you would pay on a $10,000 investment over one-, three-, five- and ten-year periods. The example is intended to help you compare the cost of investing in this Fund versus other mutual funds and is for illustration purposes only. The examples assume a 5% average annual return, the imposition of the maximum sales charge (if any) currently applicable to each class of the Fund, any fee waivers or expense reimbursements in effect for the periods described above and that you reinvest all of your dividends and distributions. Your actual costs may be higher or lower.

Example of Fund Expenses
  After:                                                            Class R
  1 year                                                            $ 159
  3 years                                                           $ 497
  5 years                                                           $ 859
  10 years                                                          $ 1,877

THE FUND'S INVESTMENT ADVISOR
An investment advisor manages a fund's investments and supervises its daily business affairs. The investment advisor for the Evergreen funds is a subsidiary of Wachovia Corporation (Wachovia), the fifth largest bank holding company in the United States, with over $341 billion in consolidated assets as of 12/31/2002. Wachovia is located at 301 South College Street, Charlotte, North Carolina 28288-0013.

Evergreen Investment Management Company, LLC (EIMC) is the investment advisor to the Fund. EIMC has been managing mutual funds and private accounts since 1932 and managed over $113 billion in assets for the Evergreen funds as of 12/31/2002. EIMC is located at 200 Berkeley Street, Boston, Massachusetts 02116-5034.


For the fiscal year ended 7/31/2003, the aggregate advisory fee paid to EIMC by the Fund was 0.69% of the Fund's average daily net assets.


THE FUND'S PORTFOLIO MANAGERS
Special Values Fund
The Fund is managed by a team of portfolio management professionals from EIMC's Value Equity team, with team members responsible for various sectors.

CALCULATING THE SHARE PRICE
The value of one share of a Fund, also known as the net asset value, or NAV, is calculated at 4 p.m. Eastern time on each day the New York Stock Exchange is open or as of the time the Exchange closes, if earlier. The Fund calculates its share price for each share by adding up its total assets, subtracting all liabilities, then dividing the result by the total number of shares outstanding. The NAV of each class of shares is calculated separately. Each security held by a Fund is valued using the most recent market data for that security. If no market data is available for a given security, the Fund will price that security at a fair value according to policies established by the Fund's Board of Trustees. Short-term securities with maturities of 60 days or less will be valued on the basis of amortized cost.

The price per share you pay for a Fund purchase or the amount you receive for a Fund redemption is based on the next price calculated after the order is received and all required information is provided. The value of your account at any given time is the latest share price multiplied by the number of shares you own. Your account balance may change daily because the share price may change daily.


The Fund may invest in foreign securities that are primarily listed on foreign exchanges that trade on weekends or other days when the Fund does not price its shares. In addition, developments that occur in foreign countries between the close of the foreign markets and the Fund's valuation time may not be reflected in the Fund's NAV. As a result, the value of the Fund may change on days when the investor will not be able to purchase or redeem the Fund's shares. The value of the Fund will reflect these activities on the next trading day of the Exchange. If a determination is made that a foreign event or development is significant enough to have a material effect on the Fund's NAV, the securities will be priced at fair value.


HOW TO CHOOSE AN EVERGREEN FUND
When choosing an Evergreen fund, you should:
o Most importantly, read the prospectus to see if the Fund is suitable for you.
o Consider talking to an investment professional. He or she is qualified to give you investment advice based on your investment goals and financial situation and will be able to answer questions you may have after reading the Fund's prospectus. He or she can also assist you through all phases of opening your account.
o Request any additional information you want about the Fund, such as the Statement of Additional Information (SAI), Annual Report or Semi-annual Report by calling 1.800.343.2898. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.


HOW TO BUY AND REDEEM SHARES
Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing, and money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans. Class R shares also are generally available only to retirement plans where plan level or omnibus accounts are held on the books of the funds. Class R shares generally are not available to retail accounts.

Eligible retirement plans of qualifying size generally may open an account and purchase Class R shares by contacting certain broker-dealers and financial institutions which have selling agreements with Evergreen Distributor, Inc.
(EDI). These broker-dealers or financial institutions may impose transaction charges in addition to those described in this prospectus. Some or all R share classes may not be available through certain investment dealers. Additional shares may be purchased through a plan's administrator or recordkeeper.
You may exchange Class R shares of the Fund into shares of the same class of other Evergreen funds.

Class R shares are offered at NAV without a front-end sales charge or a deferred sales charge. However, Class R shares are subject to a 0.50% 12b-1 fee. A portion of Class R shares' 12b-1 fees may be voluntarily waived. Class R shares are sold through certain broker-dealers and financial institutions which have selling agreements with EDI. Certain broker-dealers and other financial institutions may impose a fee in connection with Class R share purchases of the Fund.

For additional information regarding this fee, see "Service Fees and Commissions Paid to Investment Firms" in part two of the SAI.


OTHER SERVICES
Automatic Reinvestment of Distributions
For the convenience of investors, all dividends and capital gains distributions paid to retirement plan shareholders will automatically be reinvested.

DISTRIBUTION AND TAXES
Dividends and capital gains distributed by the Fund to retirement plan accounts currently are not subject to federal income tax. Distributions taken from retirement plan accounts generally are taxable as ordinary income. Please consult your tax advisor for further information.

FEES AND EXPENSES OF THE FUND
Every mutual fund has fees and expenses that are assessed either directly or indirectly. This section describes each of those fees.

Management Fee
The management fee pays for the normal expenses of managing the Fund, including portfolio manager salaries, research costs, corporate overhead expenses and related expenses.


12b-1 Fees
The Trustees of the Evergreen funds have approved a policy to assess annual 12b-1 fees of up to 1.00% of the average daily net assets of Class R shares. However, currently the 12b-1 fees for Class R shares are limited to 0.50% of the average daily net assets of the class. These fees increase the cost of your investment. The purpose of the 12b-1 fees is to promote the sale of more shares of the Fund to the public. The Fund may use 12b-1 fees for advertising and marketing and as a "service fee" to broker-dealers, banks and other financial institutions for additional shareholder services and/or the maintenance of accounts.


Other Expenses
Other expenses include miscellaneous fees from affiliated and outside service providers. These may include legal, audit, custodial and safekeeping fees, the printing and mailing of reports and statements, automatic reinvestment of distributions and other conveniences for which the shareholder pays no transaction fees.

Total Fund Operating Expenses
The total cost of running the Fund is called the expense ratio. As a shareholder, you are not charged these fees directly; instead they are taken out before the Fund's NAV is calculated, and are expressed as a percentage of the Fund's average daily net assets. The effect of these fees is reflected in the performance results for that share class. Because these fees are not charged directly to your account, investors should examine them closely in the prospectus, especially when comparing one fund with another fund in the same investment category. There are three things to remember about expense ratios:
(i) your total return in the Fund is reduced in direct proportion to the fees;
(ii) expense ratios can vary greatly between funds and fund families, from under 0.25% to over 3.00%; and (iii) the Fund's investment advisor may waive a portion of the Fund's expenses for a period of time, reducing its expense ratio.


Recoupment of Previously Waived Expenses
From time to time the Fund's investment advisor may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit a Fund's operating expenses. The amount of any fees or expenses waived or reimbursed is subject to later recoupment by the investment advisor for a period of up to three fiscal years following the year in which the waiver occurred. For more complete information regarding the current status of any possible recoupment for previously waived fees, including the amount, please see the Fund's latest Annual or Semi-annual Report.


OTHER FUND PRACTICES
The Fund may invest in futures and options, which are forms of derivatives. Derivatives are financial contracts whose value is based on an underlying asset, such as a stock or a bond, or an underlying economic factor, such as an index or an interest rate. Small price movements in the underlying asset can result in immediate and substantial gains or losses in the value of derivatives. Such practices are used to hedge a Fund's portfolio to protect against market decline, to maintain a Fund's exposure to its market, to manage cash or to attempt to increase income. Although this is intended to increase returns, these practices may actually reduce returns or increase volatility.

Although not a principal investment strategy, the Fund may invest up to 20% of its assets in foreign securities. A Fund's investment in non-U.S. securities could expose it to certain unique risks of foreign investing. For example, political turmoil and economic instability in the countries in which the Fund invests could adversely affect the value of, dividend yield and total return earned on your investment. In addition, if the value of any foreign currency in which the Fund's investments are denominated declines relative to the U.S. dollar, the value of, dividend yield and total return earned on your investment in the Fund may decline as well. Certain foreign countries have less developed and less regulated securities markets and accounting systems than the U.S. This may make it harder to get accurate information about a security or company, and increase the likelihood that an investment will not perform as well as expected.

Please consult the SAI for more information regarding these and other investment practices used by the Fund, including risks.

INDEX DESCRIPTIONS
Index                          Description                                             Funds
Russell 2000(R) Value          The Russell 2000 Value is an unmanaged market           o  Special Values Fund
Index (Russell 2000 Value)     capitalization-weighted index measuring the
                               performance of those Russell 2000 companies with lower
                               price-to-book ratios and lower forecasted growth
                               values. The Russell 2000 Index measures the
                               performance of the 2000 smallest companies in the
                               Russell 3000 Index. The Russell 3000 Index measures
                               the performance of the 3000 largest U.S. companies
                               based on total market capitalization.

                             QUICK REFERENCE GUIDE


For Retirement Plan Services
Please call your employer or plan administrator


For Dealer Services
Please call 1.800.343.2898


For Shareholder Services
Visit us on-line at EvergreenInvestments.com


Information Line for Hearing and Speech Impaired (TTY/TDD)
Call 1.800.343.2888
Monday-Friday, 8 a.m. to 6 p.m. Eastern time

For More Information About Evergreen Special Values Fund, Ask for:
o The Fund's most recent Annual or Semi-annual Report, which contains a complete financial accounting for the Fund and a complete list of the Fund's portfolio holdings as of a specific date, as well as commentary from the Fund's portfolio managers. These reports discuss the market conditions and investment strategies that significantly affected the Fund's performance during the most recent fiscal year or period.

o The Statement of Additional Information (SAI), which contains more detailed information about the policies and procedures of the Fund. The SAI has been filed with the Securities and Exchange Commission (SEC) and its contents are legally considered to be part of this prospectus.

For questions, other information, or to request a copy, without charge, of any of the documents, call 1.800.343.2898 or ask your investment professional. We will mail material within three business days. In addition, any of these documents, with the exception of the SAI, may be downloaded off our website at EvergreenInvestments.com.

Information about the Fund (including the SAI) is also available on the SEC's Internet website at http://www.sec.gov. Copies of this material may be obtained, for a duplication fee, by writing the SEC Public Reference Section, Washington D.C. 20549-0102, or by electronic request at the following e-mail address: publicinfo@sec.gov. This material can also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For more information about the operation of the Public Reference Room, call the SEC at 1.202.942.8090.

Evergreen mutual funds are distributed by Evergreen Distributor, Inc.,
90 Park Avenue, 10th Floor,
New York, NY 10016.


o  Evergreen Investments
o  200 Berkeley Street
o  Boston, MA 02116-5034

                                                        567267 (10/03)
                                                        SEC File No.: 811-08413

                             EVERGREEN EQUITY TRUST

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

         SUPPLEMENT TO THE STATEMENTS OF ADDITIONAL INFORMATION ("SAI")
                                       OF
                            EVERGREEN BALANCED FUNDS
                        EVERGREEN DOMESTIC EQUITY FUNDS I
                       EVERGREEN DOMESTIC EQUITY FUNDS II
                 EVERGREEN INTERMEDIATE AND LONG TERM BOND FUNDS
                    EVERGREEN GLOBAL AND INTERNATIONAL FUNDS


I. Evergreen Asset Allocation Fund, Evergreen Core Bond Fund, Evergreen Equity Income Fund, Evergreen International Equity Fund (formerly Evergreen International Growth Fund), Evergreen Omega Fund, Evergreen Select Strategic Growth Fund and Evergreen Special Values Fund (the "Funds")

         Effective October 7, 2003, the Funds will adopt a new share class, Class R shares.

         In conjunction with the above, the following revisions apply to Part 2 of the Funds' SAIs. The section of the Funds' SAIs entitled "PURCHASE AND REDEMPTION OF SHARES" is revised as follows.

         You may buy shares of the Fund through Evergreen Distributor, Inc.
(EDI), broker-dealers that have entered into special agreements with EDI or certain other financial institutions. With certain exceptions, the Fund may offer up to eight different classes of shares that differ primarily with respect to sales charges and distribution fees.

         The section of the Funds' SAIs entitled "SALES CHARGE WAIVERS AND REDUCTIONS" is not applicable to Class R shares.

Class R Shares

         Class R shares are offered at NAV without a front-end sales charge or CDSC. However, certain broker-dealers and other financial institutions may impose a fee in connection with purchase and redemption transactions of Class R shares of the Fund. Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing, money purchase pension plans, defined benefit plans, and non-qualified deferred compensation plans through certain broker-dealers and financial institutions which have selling agreements with EDI. Class R shares can also be redeemed at NAV through these broker-dealers and financial institutions. Investors should contact their broker-dealer or financial institution as appropriate for instruction and further information.

         The first sentence and the table under the section entitled "DISTRIBUTION EXPENSES UNDER RULE 12B-1" is revised to add the following:

                  The Fund bears some of the costs of selling its Class A, Class B, Class C, Class S, Class S1, Administrative, Institutional Service, Investor, Participant, Reserve, Resource and Class R shares ("Share Classes"), as applicable, including certain advertising, marketing and shareholder service expenses, pursuant to Rule 12b-1 of the 1940 Act.

             -------------------------- --------------------------
                                             Current Maximum
                       Class            12b-1 Fees Allowed Under
                                                the Plans
             -------------------------- --------------------------
             -------------------------- --------------------------
                         R                      1.00%(i)
             -------------------------- --------------------------

            (i) Currently limited to 0.50% or less on Evergreen Funds. Of this amount 0.25% is to be used exclusively as a service fee. See the expense table in the prospectus of the Fund in which you are interested.


         The section of the Funds' SAIs entitled "SERVICE FEES AND COMMISSIONS PAID TO INVESTMENT FIRMS" is revised as follows:

         EDI will pay service fees to investment firms based on the average daily net asset value of Class R shares of a Fund which the investment firm has sold and which are issued and outstanding on the books of the Fund during each quarter, and which are registered in the names of customers for whom the investment firm is the dealer of record ("Eligible Shares").

         No commissions are paid on sales of Class R shares of a Fund.


October 7, 2003                                                 567837 (10/03)

                             EVERGREEN EQUITY TRUST

                                     PART C

Item 23    Exhibits

Exhibit

Number    Description                                            Location
-------   -----------                                            -----------
(a)       Declaration of Trust                                   Incorporated by reference to
                                                                 Post-Effective Amendment No. 61 to
                                                                 Registrant's Registration Statement
                                                                 Filed on July 29, 2003

(b)       By-laws                                                Incorporated by reference to
                                                                 Post-Effective Amendment No. 30 to
                                                                 Registrant's Registration Statement
                                                                 Filed on January 26, 2001

(c)       Provisions  of  instruments defining  the  rights      Included as part of Exhibits (a) and (b) above
          of  holders of the  securities being registered
          are contained in the Declaration of Trust
          Articles II, III.(6)(c),  VI.(3), IV.(8), V, VI,
          VII, VIII and By-laws  Articles II, III and VIII.

(d)(1)    Investment Advisory and Management                     Incorporated by reference to
          Agreement between the Registrant and Evergreen         Post-Effective Amendment No. 61 to
          Investment Management Company, LLC                     Registrant's Registration Statement
                                                                 Filed on July 29, 2003

(d)(2)    Portfolio Management Agreement between                 Incorporated by reference to
          OppenheimerFunds, Inc. and First Union                 Post-Effective Amendment No. 12 to
          National Bank                                          Registrant's Registration Statement
                                                                 Filed on February 1, 1999

(d)(3)    Portfolio Management Agreement between                 Incorporated by reference to
          MFS Institutional Advisors, Inc. and                   Post-Effective Amendment No. 12 to
          First Union National Bank                              Registrants Registration Statement
                                                                 Filed on February 1, 1999

(d)(4)    Portfolio Management Agreement between                 Incorporated by reference to
          Evergreen Investment Management Company, LLC           Post-Effective Amendment No. 46 to
          and Marsico Capital Management, LLC                    Registrant's Registration Statement
                                                                 Filed on September 11, 2002

(d)(5)    Sub-advisory Agreement between Evergreen               Incorporated by reference to
          Investment Management Company, LLC                     Post-Effective Amendment No. 32 to
          and Tattersall Advisory Group, Inc.                    Registrant's Registration Statement
                                                                 Filed on July 26, 2001

(d)(6)    Sub-advisory Agreement between Evergreen               Incorporated by reference to
          Investment Management Company, LLC and                 Post-Effective Amendment No. 50 to
          Grantham, Mayo, Van Otterloo & Co.                     Registrant's Registration Statement
          (Evergreen Asset Allocation Fund)                      Filed on November 12, 2002

(d)(7)    Sub-advisory Agreement between Evergreen               Incorporated by reference to
          Investment Management Company, LLC and                 Post-Effective Amendment No. 53 to
          Grantham, Mayo, Van Otterloo & Co.                     Registrant's Registration Statement
          (Evergreen Large Cap Value Fund)                       Filed on January 3, 2003

(d)(8)    Sub-advisory Agreement between Evergreen               Incorporated by reference to
          Investment Management Company, LLC and                 Post-Effective Amendment No. 61 to
          J.L. Kaplan  Associates,  LLC                          Registrant's Registration Statement
          (Evergreen Mid Cap Value Fund, Evergreen               Filed on July 29, 2003
           Small Cap Value Fund II)

(e)(1)    Class A and Class C Principal Underwriting             Incorporated by reference to
          Agreement between the Registrant and Evergreen         Post-Effective Amendment No. 61 to
          Distributor, Inc.                                      Registrant's Registration Statement
                                                                 Filed on July 29, 2003

(e)(2)    Class B Principal Underwriting Agreement               Incorporated by reference to
          between the Registrant and Evergreen Investment        Post-Effective Amendment No. 61 to
          Services, Inc.                                         Registrant's Registration Statement
                                                                 Filed on July 29, 2003

(e)(3)    Class I Principal Underwriting Agreement               Incorporated by reference to
          between the Registrant and Evergreen Distributor,      Post-Effective Amendment No. 61 to
          Inc.                                                   Registrant's Registration Statement
                                                                 Filed on July 29, 2003

(e)(4)    Principal Underwriting Agreement between               Incorporated by reference to
          the Registrant and Kokusai Securities Company          Post-Effective Amendment No. 6 to
          Limited                                                Registrant's Registration Statement
                                                                 Filed on July 31, 1998

(e)(5)    Specimen Copy of Dealer Agreement used by              Incorporated by reference to
          Evergreen Distributor, Inc.                            Registrant's Pre-Effective Amendment No. 1
                                                                 Filed on November 10, 1997

(e)(6)    Principal Underwriting Agreement between               Incorporated by reference to
          the Registrant and Nomura Securities Company           Post-Effective Amendment No. 6 to
                                                                 Registrant's Registration Statement
                                                                 Filed on July 31, 1998

(e)(7)    Form of Class R Principal Underwriting Agreement       Incorporated by reference to
          between the Registrant and Evergreen Distributor,      Post-Effective Amendment No. 62 to
          Inc.                                                   Registrant's Registration Statement
                                                                 Filed on August 8, 2003

(e)(8)    Form of Class R Marketing Service Agreement            Incorporated by reference to
                                                                 Post-Effective Amendment No. 62 to
                                                                 Registrant's Registration Statement
                                                                 Filed on August 8, 2003

(f)       Deferred Compensation Plan                             Incorporated by reference to
                                                                 Post-Effective Amendment No. 30 to
                                                                 Registrant's Registration Statement
                                                                 Filed on January 26, 2001

(g)(1)    Custodian Agreement between the Registrant             Incorporated by reference to Post-Effective
          and State Street Bank and Trust Company                Amendment No. 36 to Registrant's Registration
          (as amended July 2000 and June 2001)                   Statement Filed on February 28, 2002


(g)(2)    Letter Amendment to Custodian Agreement                Incorporated by reference to
          between Registrant and State Street Bank               Post-Effective Amendment No. 58 to
          and Trust Co. (Evergreen Merger and Acquisition        Registrant's Registration Statement
            Fund, Evergreen Mid Cap Value Fund & Evergreen       Filed on March 10, 2003
            Small Cap Value Fund II)

(g)(3)    Amended Pricing Schedule to Custodian Agreement        Incorporated by reference to
          between Registrant and State Street Bank               Post-Effective Amendment No. 54 to
          and Trust Co.                                          Registrant's Registration Statement
                                                                 Filed on January 28, 2003.

(h)(1)    Master Administrative Services Agreement between       Incorporated by reference to
          the Registrant and Evergreen Investment Services,      Post-Effective Amendment No. 61 to
          Inc.                                                   Registrant's Registration Statement
                                                                 Filed on July 29, 2003


(h)(2)    Transfer Agent Agreement between the                   Incorporated by reference to Post-Effective
          Registrant and Evergreen Service Company, LLC          Amendment No. 35 to Registrant's Registration
                                                                 Statement Filed on January 28, 2002

(h)(3)    Letter Amendment to Transfer Agent Agreement           Incorporated by reference to
          between the Registrant and Evergreen Service           Post-Effective Amendment No. 58 to
          Company, LLC (Evergreen Merger & Acquisition Fund,     Registrant's Registration Statement
          Evergreen Mid Cap Value Fund and Evergreen             Filed on March 10, 2003
          Small Cap Value Fund II)

(h)(4)    Tax Administration Agreement                           Incorporated by reference to
                                                                 Post-Effective Amendment No. 62 to
                                                                 Registrant's Registration Statement
                                                                 Filed on August 8, 2003

(i)(1)    Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to
                                                                 Registrant's Post-Effective Amendment No. 2
                                                                 Filed on December 12, 1997

(i)(2)    Opinion and Consent of Sullivan & Worcester LLP        Incorporated by reference to
                                                                 Post-Effective Amendment No. 19 to
                                                                 Registrant's Registration Statement
                                                                 Filed on October 14, 1999

(j)(1)    Consent of KPMG LLP                                    Incorporated by reference to Post-Effective
          Sector Funds                                           Amendment No. 36 to Registrant's Registration Statement
                                                                 Filed on February 28, 2002

(j)(2)    Consent of KPMG LLP                                    Incorporated by reference to
          Balanced Funds                                         Post-Effective Amendment No. 61 to
                                                                 Registrant's Registration Statement
                                                                 Filed on July 29, 2003

(j)(3)    Consent of KPMG LLP                                    Incorporated by reference to
          Domestic Equity Funds II                               Post-Effective Amendment No. 51 to
                                                                 Registrant's Registration Statement
                                                                 Filed on November 25, 2002

(j)(4)    Consent of KPMG LLP                                    Incorporated by reference to Post-Effective
          Domestic Equity Funds I                                Amendment No. 54 to Registrant's Registration
                                                                 Statement Filed on January 28, 2003

(j)(5)    Consent of KPMG LLP                                    Incorporated by reference to Post-Effective
          Tax Strategic Funds                                    Amendment No. 55 to Registrant's Registration
                                                                 Statement Filed on February 26, 2003

(j)(6)    Consent of Deloitte and Touche LLP                     Incorporated by reference to Post-Effective
          (Evergreen Merger and Acquisition Fund,                Amendment No. 59 to Registrant's Registration
           Evergreen Mid Cap Value Fund, and                     Statement Filed on April 25, 2003
           Evergreen Small Cap Value Fund II)

(j)(7)    Consent of PricewaterhouseCoopers LLP                  Incorporated by reference to Post-Effective
          (Large Cap Value Fund)                                 Amendment No. 60 to Registrant's Registration
                                                                 Statement Filed on June 27, 2003

(j)(8)    Consent of KPMG LLP                                    Incorporated by reference to Post-Effective
          (Large Cap Value Fund)                                 Amendment No. 60 to Registrant's Registration
                                                                 Statement Filed on June 27, 2003

(j)(9)    Consent of KPMG LLP                                    Incorporated by reference to Post-Effective
          Equity Index Funds                                     Amendment No. 63 to Registrant's Registration
                                                                 Statement Filed on September 29, 2003.
(k)       Not applicable

(l)       Not applicable

(m)(1)    Distribution Plan for Class A                          Incorporated by reference to
                                                                 Post-Effective Amendment No. 61 to
                                                                 Registrant's Registration Statement
                                                                 Filed on July 29, 2003

(m)(2)    Distribution Plan for Class B                          Incorporated by reference to
                                                                 Post-Effective Amendment No. 61 to
                                                                 Registrant's Registration Statement
                                                                 Filed on July 29, 2003

(m)(3)    Distribution Plan for Class C                          Incorporated by reference to
                                                                 Post-Effective Amendment No. 61 to
                                                                 Registrant's Registration Statement
                                                                 Filed on July 29, 2003

(m)(4)    Distribution Plan for Class R                          Contained herein

(n)       Not applicable

(o)       Multiple Class Plan                                    Contained herein

(p)(1)    Code of Ethics                                         Incorporated by reference to
                                                                 Post-Effective Amendment No. 33 to
                                                                 Registrant's Registration Statement
                                                                 Filed on November 28, 2001

(p)(2)    Code of Ethics - MFS Institutional Advisors, Inc.      Incorporated by reference to
          (Sub-advisor to Evergreen Masters Fund)                Post-Effective Amendment No. 30 to
                                                                 Registrant's Registration Statement
                                                                 Filed on January 26, 2001

(p)(3)    Code of Ethics - OppenheimerFunds, Inc.                Incorporated by reference to
          (Sub-advisor to Evergreen Masters Fund)                Post-Effective Amendment No. 30 to
                                                                 Registrant's Registration Statement
                                                                 Filed on January 26, 2001

(p)(4)    Code of Ethics - Marsico Capital Management, LLC       Incorporated by reference to
          (Sub-advisor to Evergreen Masters Fund)                Post-Effective Amendment No. 46 to
                                                                 Registrant's Registration Statement
                                                                 Filed on September 11, 2002


(p)(5)    Code of Ethics - Grantham, Mayo, Van Otterloo & Co.    Incorporated by reference to
          (Sub-advisor to Evergreen Asset Allocation Fund        Post-Effective Amendment No. 46 to
          and Evergreen Large Cap Value Fund)                    Registrant's Registration Statement
                                                                 Filed on September 11, 2002

(p)(6)    Code of Ethics - Undiscovered Managers                 Incorporated by reference to
          (Sub-advisor to Evergreen Merger and Acquisition       Post-Effective Amendment No. 58 to
          Fund, Evergreen Mid Cap Value Fund and                 Registrant's Registration Statement
          and Evergreen Small Cap Value Fund II)                 Filed on March 10, 2003


Item 24.       Persons Controlled by or Under Common Control with Registrant.

       None

Item 25.       Indemnification.


     Registrant has obtained from a major insurance carrier a trustees and officers liability policy covering certain types of errors and ommissions.

     Provisions for the indemnification of the Registrant's Trustees and officers are also contained in the Registrant's Declaration of Trust.

     Provisions for the indemnification of the Registrant's Investment Advisors and Sub-Advisors are contained in their respective Investment Advisory and Management Agreements, Sub-Advisory Agreements, and Portfolio Management Agreements.

     Provisions for the indemnification of Evergreen Distributor, Inc., the Registrant's principal underwriter, are contained in the Principal Underwriting Agreement between Evergreen Distributor, Inc. and the Registrant.

     Provisions for the indemnification of Evergreen Service Company, LLC, the Registrant's transfer agent, are contained in the Master Transfer and
Recordkeeping   Agreement  between  Evergreen  Service  Company,   LLC  and  the
Registrant.

     Provisions for the indemnification of State Street Bank and Trust Co., the Registrant's custodian, are contained in the Custodian Agreement between State Street Bank and Trust Co., and the Registrant.

Item 26.       Business or Other Connections of Investment Adviser.

        The Directors and principal  executive  officers of Wachovia Bank, N.A.
are:

G. Kennedy Thompson                Chairman, Chief Executive Officer,
                                   President and Director, Wachovia Corporation and Wachovia Bank, N.A.

Mark C. Treanor                    Executive Vice President, Secretary &
                                   General Counsel, Wachovia Corporation;
                                   Secretary and Executive Vice President,
                                   Wachovia Bank, N.A.

Robert P. Kelly                    Senior Executive Vice President and
                                   Chief Financial Officer, Wachovia Corporation and Wachovia Bank, N.A.

     All of the above persons are located at the following address: Wachovia Bank, N.A., One Wachovia Center, 301 S. College St., Charlotte, NC 28288-0630.

     The information required by this item with respect to Evergreen Investment Management Company, LLC is incorporated by reference to the Form ADV (File No. 801-8327) of Evergreen Investment Management Company, LLC.

Item 27.       Principal Underwriters.

         Evergreen Distributor, Inc., acts as principal underwriter for each registered investment company or series thereof that is a part of the Evergreen "fund complex" as such term is defined in Item 22(a) of Schedule 14A under the Securities Exchange Act of 1934.

     The   Directors   and   principal   executive   officers  of  Evergreen
Distributor, Inc. are:

Lynn C. Mangum                  Director, Chairman and Chief Executive
                                Officer

Dennis Sheehan                  Director, Chief Financial Officer

William J. Tomko                President

Kevin J. Dell                   Vice President, General Counsel and Secretary

     Messrs. Tomko, Mangum, Sheehan and Dell are located at the following address: Evergreen Distributor, Inc., 90 Park Avenue, New York, New York 10019.

Item 28.       Location of Accounts and Records.

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Evergreen Investment Services, Inc., Evergreen Service Company, LLC and Evergreen Investment Management Company, LLC, all located at 200 Berkeley Street, Boston, Massachusetts 02116-5034

     Wachovia Bank, N.A., One Wachovia Center, 301 S. College Street, Charlotte, North Carolina 28288-0630

     Iron Mountain, 3431 Sharp Slot Road, Swansea, Massachusetts 02777

     State Street Bank and Trust Company, 2 Heritage Drive, North Quincy, Massachusetts 02171

Item 29.       Management Services.

     Not Applicable

Item 30.       Undertakings.

     The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

                                  SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 7th day of October 2003.

                                         EVERGREEN EQUITY TRUST


                                         By: /s/ Michael H. Koonce
                                             -----------------------------
                                             Name: Michael H. Koonce
                                             Title: Secretary


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities indicated on the 7th day of October 2003.

/s/ Dennis  H. Ferro              /s/ Michael H. Koonce              /s/ Carol A. Kosel
-----------------------------     -----------------------------      ------------------------------
Dennis  H. Ferro*                  Michael H. Koonce*                Carol A. Kosel*
President                          Secretary                         Treasurer
(Chief Investment Officer)                                           (Principal Financial and Accounting
                                                                      Officer)

 /s/ Charles A. Austin, III       /s/ K. Dun Gifford                 /s/ William Walt Pettit
----------------------------      ----------------------------      ----------------------------------
Charles A. Austin III*            K. Dun Gifford*                   William Walt Pettit*
Trustee                           Trustee                           Trustee


/s/ Gerald M. McDonnell          /s/ Russell A. Salton, III MD      /s/ Richard K. Wagoner
-----------------------------    -------------------------------    ---------------------------------
Gerald M. McDonnell*             Russell A. Salton, III MD*         Richard K. Wagoner*
Trustee                          Trustee                            Trustee


/s/ Michael S. Scofield           /s/ David M. Richardson          /s/ Leroy Keith, Jr.
------------------------------   ------------------------------    ---------------------------------
Michael S. Scofield*              David M. Richardson*             Leroy Keith, Jr.*
Chairman of the Board             Trustee                          Trustee
and Trustee


/s/ Richard J. Shima
------------------------------
Richard J. Shima*
Trustee

*By: /s/ Catherine F. Kennedy
-------------------------------
Catherine F. Kennedy
Attorney-in-Fact


     *Catherine F. Kennedy, by signing her name hereto, does hereby sign this document on behalf of each of the above-named individuals pursuant to powers of attorney duly executed by such persons.

                             INDEX TO EXHIBITS

EXHIBIT NO.     EXHIBIT
----------      ------------------------------------------------
(m)(4)          Class R Distribution Plan

(o)             Multiple Class Plan

                                 EXHIBIT (m)(4)
                           CLASS R DISTRIBUTION PLAN

                       DISTRIBUTION PLAN OF CLASS R SHARES
                             EVERGREEN EQUITY TRUST


         SECTION 1. The Evergreen Equity Trust (the "Trust") individually and/or on behalf of its series (each a "Fund") referred to in Exhibit A to this Rule 12b-1 Plan of Distribution (the "Plan") may act as the distributor of securities which are issued in respect of the Fund's Class R shares ("Shares"), pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") according to the terms of this Plan.

         SECTION 2. The Trust on behalf of each Fund may expend daily amounts at an annual rate of 1.00% of the average daily net asset value of the Shares of the Fund. Such amounts may be expended to finance activity which is principally intended to result in the sale of Shares including, without limitation, expenditures consisting of payments to a principal underwriter of the Fund ("Principal Underwriter") or others in order (i) to make payments to the Principal Underwriter or others of sales commissions, other fees or other compensation for services provided or to be provided, to enable payments to be made by the Principal Underwriter or others for any activity primarily intended to result in the sale of Shares, to pay interest expenses associated with payments in connection with the sale of Shares and to pay any expenses of financing permitted by this clause (i); (ii) to enable the Principal Underwriter or others to receive, pay or to have paid to others who have sold Shares, or who provide services to holders of Shares, a service fee, maintenance or other fee in respect of such services, at such intervals as the Principal Underwriter or such others may determine, in respect of Shares previously sold and remaining outstanding during the period in respect of which such fee is or has been paid; and/or (iii) to compensate the Principal Underwriter or others for efforts (including without limitation any financing of payments under (i) and (ii) for the sale of shares) in respect of sales of Shares since inception of the Plan or any predecessor plan. Appropriate adjustments shall be made to the payments made pursuant to this Section 2 to the extent necessary to ensure that no payment is made by Trust on behalf of each Fund with respect to the Class in excess of the applicable limit imposed on asset based, front end and deferred sales charges under subsection (d) of Rule 2830 of the Business Conduct Rules of the National Association of Securities Dealers Regulation, Inc. (The "NASDR"). In addition, to the extent any amounts paid hereunder fall within the definition of an "asset based sales charge" under said NASDR Rule such payments shall be limited to 0.75 of 1.00% of the aggregate net asset value of the Shares on an annual basis and, to the extent that any such payments are made in respect of "shareholder services" as that term is defined in the NASDR Rule, such payments shall be limited to 0.25 of 1.00% of the aggregate net asset value of the Shares on an annual basis and shall only be made in respect of shareholder services rendered during the period in which such amounts are accrued.

         SECTION 3. This Plan shall not take effect until it has been approved together with any related agreements by votes of a majority of both (a) the Board of Trustees of the Trust and (b) those Trustees of the Trust who are not "interested persons" of the Trust (as defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of this Plan or any agreements related to this Plan ("Disinterested Trustees"), cast in person at a meeting called for the purpose of voting on this Plan or such agreements.

         SECTION 4. Unless sooner terminated pursuant to Section 6, this Plan shall continue in effect until December 31, 2004 and thereafter shall continue in effect so long as such continuance is specifically approved at least annually in the manner provided for approval of this Plan in Section 3.

         SECTION 5. Any person authorized to direct the disposition of monies paid or payable by Trust on behalf of each Fund pursuant to this Plan or any related agreement shall provide to the Trust's Board of Trustees and the Board shall review at least quarterly a written report of the amounts so expended and the purposes for which such expenditures were made.

         SECTION 6. This Plan may be terminated as to any Fund at any time by vote of a majority of the Disinterested Trustees or by vote of a majority of the outstanding Shares of such Fund.

         SECTION 7. Any agreement related to this Plan shall be in writing and shall provide:

         (a) that such agreement may be terminated as to any Fund at any time, without payment of any penalty, by vote of a majority of the Disinterested Trustees or by a vote of a majority of such Fund's outstanding Shares on not more than sixty days written notice to any other party to the agreement; and

         (b) that such agreement shall terminate automatically in the event of its assignment.

         SECTION 8. This Plan may not be amended to increase materially the amount of distribution expenses provided for in Section 2 hereof unless such amendments approved by a vote of at least a majority (as defined in the 1940
Act) of the Fund's outstanding Shares and no material amendment to this Plan shall be made unless approved in the manner provided for in Section 3 hereof.


                                           Effective Date: September 17, 2003

                                                        As of October 7, 2003

                                    EXHIBIT A

         EVERGREEN EQUITY TRUST

                  Balanced Funds
                    Evergreen Asset Allocation Fund

                  Domestic Equity Funds I
                    Evergreen Growth Fund
                    Evergreen Omega Fund
                    Evergreen Stock Selector Fund

                  Domestic Equity Funds II
                    Evergreen Equity Income Fund
                    Evergreen Large Cap Value Fund
                    Evergreen Special Values Fund

                                  EXHIBIT (o)
                               MULTPLE CLASS PLAN

                               MULTIPLE CLASS PLAN
                                     FOR THE
                                 EVERGREEN FUNDS

                           As amended October 7, 2003

Each Fund in the Evergreen group of mutual funds currently offers one or more of the following sixteen classes of shares with the following class provisions and current offering and exchange characteristics. Additional classes of shares (such classes being shares having characteristics referred to in Rule 18f-3 under the Investment Company Act of 1940, as amended (the "1940 Act")), when created, may have characteristics that differ from those described.

I. CLASSES

         A.       Class A Shares

                  1. Class A Shares may adopt a distribution plan pursuant to Rule 12b-1 under the 1940 Act (a "12b-1 Distribution Plan") and/or a shareholder services plan. The plans provide for annual payments of distribution and/or shareholder service fees that are based on a percentage of average daily net assets of Class A Shares, as described in a Fund's current prospectus.

                  2. Class A Shares are offered with a front-end sales load, except that purchases of Class A Shares made under certain circumstances are not subject to the front-end load but may be subject to a contingent deferred sales charge ("CDSC"), as described in a Fund's current prospectus.

                  3. Shareholders may exchange Class A Shares of a Fund for Class A Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         B.       Class B Shares

                  1. Class B Shares may adopt a 12b-1 Distribution Plan and/or a shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Class B Shares, as described in a Fund's current prospectus.

                  2. Class B Shares are offered at net asset value without a front-end sales load, but may be subject to a CDSC as described in a Fund's current prospectus.

                  3. Class B Shares automatically convert to Class A Shares without a sales load or exchange fee after designated periods.

                  4. Shareholders may exchange Class B Shares of a Fund for Class B Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         C.       Class C Shares

                  1. Class C Shares may adopt a 12b-1 Distribution Plan and/or a shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Class C Shares, as described in a Fund's current prospectus.

                  2. Class C Shares are offered at net asset value without a front-end sales load, but may be subject to a CDSC, as described in a Fund's current prospectus.

                  3. Shareholders may exchange Class C Shares of a Fund for Class C Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         D.       Class 1 Shares

                  1. Class 1 Shares have no distribution or shareholder services plans.

                  2. Class 1 Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders holding Class 1 Shares of a Fund in the Variable Annuity Trust may only exchange Class 1 Shares for Class 1 Shares of another Fund within the Variable Annuity Trust.

         E.       Class 2 Shares

                  1. Class 2 Shares may adopt a 12b-1 Distribution Plan and/or a shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Class 2 Shares, as described in a Fund's current prospectus.

                  2. Class 2 Shares are offered at net asset value without a front-end sales load, but may be subject to a CDSC, as described in a Fund's current prospectus.

                  3. Shareholders holding Class 2 Shares of a Fund in the Variable Annuity Trust may only exchange Class 2 shares for Class 2 shares of another Fund within the Variable Annuity Trust.

         F.       Class S Shares

                  1. Class S Shares may adopt a 12b-1Distribution Plan and/or a shareholder services plan. The plans provide for annual payments of distribution and/or shareholder service fees that are based on a percentage of average daily net assets of Class S Shares, as described in a Fund's current prospectus.

                  2. Class S Shares are offered at net asset value without a front-end sales load, but may be subject to a CDSC as described in a Fund's current prospectus.

                  3. Shareholders may exchange Class S Shares of a Fund for Class S Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         G.       Class S1 Shares

                  1. Class S1 Shares may adopt a 12b-1Distribution Plan and/or a shareholder services plan. The plans provide for annual payments of distribution and/or shareholder service fees that are based on a percentage of average daily net assets of Class S1 Shares, as described in a Fund's current prospectus.

                  2. Class S1 Shares are offered at net asset value without a front-end sales load, but may be subject to a CDSC as described in a Fund's current prospectus.

                  3. Shareholders may exchange Class S1 Shares of a Fund for Class S1 Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         H.       Institutional Shares

                  1. Institutional Shares have no distribution or shareholder services plans.

                  2. Institutional Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Institutional Shares of a Fund for Institutional Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         I.       Institutional Service Shares

                  1. Institutional Service Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Institutional Service Shares, as described in a Fund's current prospectus.

                  2. Institutional Service Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Institutional Service Shares of a Fund for Institutional Service Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         J.       Administrative Shares

                  1. Administrative Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Administrative Shares, as described in a Fund's current prospectus.

                  2. Administrative Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Administrative Shares of a Fund for Administrative Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         K.       Investor Shares

                  1. Investor Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Investor Shares, as described in a Fund's current prospectus.

                  2. Investor Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Investor Shares of a Fund for Investor Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         L.       Participant Shares

                  1. Preferred Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Preferred Shares, as described in a Fund's current prospectus.

                  2. Preferred Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Preferred Shares of a Fund for Preferred Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         M.       Reserve Shares

                  1. Plus Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Plus Shares, as described in a Fund's current prospectus.

                  2. Plus Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Plus Shares of a Fund for Plus Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         N.       Resource Shares

                  1. Resource Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Resource Shares, as described in a Fund's current prospectus.

                  2. Resource Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Resource Shares of a Fund for Resource Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.

         O.       Class R Shares

                  1. Class R Shares may adopt a 12b-1 Distribution Plan and/or shareholder services plan. The plans provide for annual payments of distribution and/or shareholder services fees that are based on a percentage of average daily net assets of Class R Shares, as described in a Fund's current prospectus.

                  2. Class R Shares are offered at net asset value without a front-end sales load or CDSC.

                  3. Shareholders may exchange Class R Shares of a Fund for Class R Shares of any other fund, in accordance with any limitations as described in a Fund's current prospectus, to the extent they are offered by a Fund.


II.  CLASS EXPENSES

         Each class bears the expenses of its 12b-1 Distribution Plan and/or shareholder services plan. There currently are no other class specific expenses.


III. EXPENSE ALLOCATION METHOD

         All income, realized and unrealized capital gains and losses and expenses not assigned to a class will be allocated to each class based on the relative net asset value of each class.


IV. VOTING RIGHTS

         A. Each class will have exclusive voting rights on any matter submitted to its shareholders that relates solely to its class arrangement.

         B. Each class will have separate voting rights on any matter submitted to shareholders where the interests of one class differ from the interests of any other class.

         C. In all other respects, each class has the same rights and obligations as each other class.

V. EXPENSE WAIVERS OR REIMBURSEMENTS

         Any expense waivers or reimbursements will be in compliance with Rule 18f-3 issued under the 1940 Act.

                                                        October 7, 2003

EDGAR Operations Branch
Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:  Evergreen Equity Trust (the "Trust")
            Evergreen Asset Allocation Fund
            Evergreen Equity Income Fund
            Evergreen Omega Fund
            Evergreen Special Values Fund (the "Funds")
          Post-Effective Amendment No. 64 to Registration Statement on Form N-1A, Nos: 333-37453/811-08413

Ladies and Gentlemen:

     On behalf of Evergreen Equity Trust, a Delaware statutory trust (the "Registrant"), we submit for filing with this letter pursuant to the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 64 to the Registration Statement on Form N-1A (the "Amendment") of the Registrant.

     This Amendment is being filed pursuant to Rule 485(b) under the 1933 Act for the purpose of (i) adding Class R to the Funds, each an existing series of the Registrant, and (ii) to make such other non-material changes as the Trust may deem appropriate.

     To my knowledge, the Amendment does not contain disclosure that would render it ineligible to become effective pursuant to Rule 485(b).

     If you have any questions or would like further information, please call me at (617) 210-3676.

                                            Very truly yours,

                                            Catherine F. Kennedy

                                            /s/ Catherine F. Kennedy


Enclosure